WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INCOME OPPORTUNITIES FUND	September 30, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

			Par Value		Value
U.S. TREASURY OBLIGATIONS - 10.1%
U.S. Treasury Bonds - 7.6%
2.375%, due 02/15/42			$570,000		$393,923
4.375%, due 08/15/43			136,000		126,948
3.000%, due 02/15/49			1,325,000		968,906
2.000%, due 02/15/50			528,000		308,137
3.000%, due 08/15/52			220,000		160,394
3.625%, due 02/15/53			545,000		451,073
3.625%, due 05/15/53			326,000		270,020
4.125%, due 08/15/53			13,000,000		11,807,656
					14,487,057
U.S. Treasury Notes - 2.5%
5.000%, due 08/31/25			260,000		259,472
1.500%, due 01/31/27			815,000		733,755
4.375%, due 08/31/28			700		693
1.875%, due 02/15/32			515,000		418,277
2.875%, due 05/15/32			1,990,000		1,746,847
2.750%, due 08/15/32			995,000		861,608
3.500%, due 02/15/33			830,000		761,784
3.875%, due 08/15/33			89,500		84,577
					4,867,013
Total U.S. Tereasury Obligations (Cost $20,462,396)					19,354,070

MUNICIPAL BONDS - 0.8%
Board of Regents of the University of Texas System
2.439%, due 08/15/49, Callable: 02/15/49			255,000		151,026
City of Norfolk VA
1.804%, due 10/01/31, Callable: 10/01/30			90,000		69,997
City of San Antonio TX Electric & Gas Systems Revenue
5.718%, due 02/01/41			50,000		49,518
Commonwealth of Massachusetts
2.900%, due 09/01/49			45,000		28,831
Louisiana Local Government Environmental Facilities & Community Development Authority
5.198%, due 12/01/39			155,000		146,563
Massachusetts Educational Financing Authority
5.950%, due 07/01/44, Callable: 07/01/33			110,000		105,773
Massachusetts School Building Authority
2.950%, due 05/15/43, Callable: 05/15/30			75,000		50,304
Massachusetts Water Resources Authority
3.124%, due 08/01/39, Callable: 08/01/29			155,000		118,673
South Carolina Public Service Authority
5.740%, due 01/01/30			50,000		49,242
State Board of Administration Finance Corp.
2.154%, due 07/01/30			48,000		38,531
State of Texas
5.235%, due 10/01/43, Callable: 10/01/33			175,000		166,458
Texas Natural Gas Securitization Finance Corp.
5.169%, due 04/01/41			185,000		176,812
The University of Nebraska Facilities Corp.
3.037%, due 10/01/49			65,000		44,413
University of Virginia
2.256%, due 09/01/50, Callable: 03/01/50			405,000		212,277
University of Washington
2.618%, due 04/01/42, Callable: 04/01/31			100,000		67,070
Utah Transit Authority
3.443%, due 12/15/42, Callable: 12/15/29			130,000		95,251
Total Municipal Bonds (Cost $1,711,801)					1,570,739

AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.7%
Federal Home Loan Mortgage Corp. - 4.6%
Freddie Mac Pool
4.500%, due 08/01/52			198,082		182,136
5.000%, due 08/01/52			115,758		110,098
5.000%, due 10/01/52			171,933		163,150
5.000%, due 11/01/52			98,095		92,893
5.000%, due 11/01/52			125,704		119,518
5.500%, due 11/01/52			154,888		150,377
5.500%, due 09/01/53			701,674		683,211
Freddie Mac REMICS
Series 2989, 1.159%, due 08/15/34 (33.419% - SOFR 30 Day Average) (a)			105,699		97,088
Series 4249, 0.577%, due 09/15/43 (4.564% - SOFR 30 Day Average) (a)			531,152		341,838
Series 4355, 4.000%, due 05/15/44			4,193,943		3,814,346
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1, 7.329%, due 01/25/50, Callable: 11/25/29 (SOFR 30 Day Average + 2.014%) (a)(b)			55,635		55,842
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5, 6.965%, due 01/25/34, Callable: 01/25/34 (SOFR 30 Day Average + 1.650%) (a)(b)			268,274		268,017
Freddie Mac STACR REMIC Trust 2021-HQA1
Series M-2, 7.565%, due 08/25/33, Callable: 08/25/33 (SOFR 30 Day Average + 2.250%) (a)(b)			275,446		273,793
Freddie Mac STACR REMIC Trust 2021-HQA4
Series M-2, 7.665%, due 12/25/41, Callable: 12/25/26 (SOFR 30 Day Average + 2.350%) (a)(b)			400,000		388,043
Series B-1, 9.065%, due 12/25/41, Callable: 12/25/26 (SOFR 30 Day Average + 3.750%) (a)(b)			700,000		694,862
Freddie Mac STACR REMIC Trust 2022-DNA2
Series FLT, 7.715%, due 02/25/42, Callable: 02/25/27 (SOFR 30 Day Average + 2.400%) (a)(b)			500,000		502,529
Freddie Mac STACR REMIC Trust 2022-DNA3
Series FLT, 7.315%, due 04/25/42, Callable: 04/25/27 (SOFR 30 Day Average + 2.000%) (a)(b)			83,580		84,187
Freddie Mac STACR REMIC Trust 2022-DNA4
Series FLT, 7.515%, due 05/25/42, Callable: 05/25/27 (SOFR 30 Day Average + 2.200%) (a)(b)			151,631		153,352
Series FLT, 8.665%, due 05/25/42, Callable: 05/25/27 (SOFR 30 Day Average + 3.350%) (a)(b)			125,000		129,498
Freddie Mac STACR REMIC Trust 2022-DNA6
Series FLT, 7.465%, due 09/25/42, Callable: 09/25/27 (SOFR 30 Day Average + 2.150%) (a)(b)			141,495		142,832
Freddie Mac STACR REMIC Trust 2022-DNA7
Series FLT, 7.815%, due 03/25/52, Callable: 09/25/27 (SOFR 30 Day Average + 2.500%) (a)(b)			115,276		117,065
Freddie Mac STACR REMIC Trust 2022-HQA1
Series 2022-HQA1, 8.815%, due 03/25/42, Callable: 03/25/27 (SOFR 30 Day Average + 3.500%) (a)(b)			85,000		87,804
Freddie Mac STACR REMIC Trust 2022-HQA3
Series FLT, 8.865%, due 08/25/42, Callable: 08/25/27 (SOFR 30 Day Average + 3.550%) (a)(b)			125,000		129,106
					8,781,585
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.6%
Freddie Mac Multiclass Certificates Series 2021-P011
Series X1, 1.848%, due 09/25/45 (c)			541,163		63,448
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-L06, 1.467%, due 12/25/29, Callable: 09/25/29 (c)			956,000		57,460
Series K-109, 1.696%, due 04/25/30, Callable: 01/25/30 (c)			664,126		52,475
Series K-117, 1.333%, due 08/25/30, Callable: 07/25/30 (c)			1,281,815		80,940
Series K-G04, 0.938%, due 11/25/30, Callable: 08/25/30 (c)			1,895,552		85,259
Series K-122, 0.970%, due 11/25/30, Callable: 08/25/30 (c)			1,847,380		84,224
Series K-1515, 1.636%, due 02/25/35, Callable: 11/25/34 (c)			794,636		82,194
Series K-1518, 0.955%, due 10/25/35, Callable: 07/25/35 (c)			1,476,340		98,812
Series K-1521, 1.095%, due 08/25/36, Callable: 06/25/36 (c)			815,320		62,199
Freddie Mac REMICS
Series 2980, 1.265%, due 05/15/35 (6.586% - SOFR 30 Day Average) (a)			209,693		11,343
Series 3311, 0.975%, due 05/15/37 (6.296% - SOFR 30 Day Average) (a)			1,060,490		75,874
Series 3359, 0.285%, due 08/15/37 ( 5.606% - SOFR 30 Day Average) (a)			526,210		25,920
Series 4077, 0.565%, due 05/15/41 (5.886% - SOFR 30 Day Average) (a)			290,877		19,930
Series 3966, 0.465%, due 12/15/41 (5.786% - SOFR 30 Day Average) (a)			497,237		33,014
Series 4089, 0.565%, due 08/15/42 (5.886% - SOFR 30 Day Average) (a)			456,297		31,389
Series 4994, 0.171%, due 02/25/49 (5.486% - SOFR 30 Day Average) (a)			4,809,243		224,609
					1,089,090
Federal National Mortgage Association - 2.4%
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02, 7.429%, due 01/25/40, Callable: 01/25/27 (SOFR 30 Day Average + 2.114%) (a)(b)			157,286		158,221
Connecticut Avenue Securities Trust 2022-R01
Series FLT, 6.315%, due 12/25/41, Callable: 12/25/26 (SOFR 30 Day Average + 1.000%) (a)(b)			48,025		47,780
Connecticut Avenue Securities Trust 2022-R03
Series FLT, 7.415%, due 03/25/42, Callable: 03/25/27 (SOFR 30 Day Average + 2.100%) (a)(b)			20,408		20,646
Connecticut Avenue Securities Trust 2022-R04
Series FLT, 7.315%, due 03/25/42, Callable: 03/25/27 (SOFR 30 Day Average + 2.000%) (a)(b)			43,911		44,264
Connecticut Avenue Securities Trust 2022-R05
Series FLT, 8.315%, due 04/25/42, Callable: 04/25/27 (SOFR 30 Day Average + 3.000%) (a)(b)			305,000		309,464
Connecticut Avenue Securities Trust 2022-R06
8.065%, due 05/25/42, Callable: 05/25/27 (SOFR 30 Day Average + 2.750%) (a)(b)			73,610		75,452
Connecticut Avenue Securities Trust 2022-R08
Series FLT, 8.915%, due 07/25/42, Callable: 07/25/27 (SOFR 30 Day Average + 3.600%) (a)(b)			300,000		309,251
Connecticut Avenue Securities Trust 2022-R09
Series FLT, 7.815%, due 09/25/42, Callable: 09/25/27 (SOFR 30 Day Average + 2.500%) (a)(b)			97,111		98,538
Connecticut Avenue Securities Trust 2023-R01
Series 2023-R01, 7.715%, due 12/25/42, Callable: 12/25/27 (SOFR 30 Day Average + 2.400%) (a)(b)			53,644		54,537
Connecticut Avenue Securities Trust 2023-R03
Series 2023-R03, 9.215%, due 04/25/43, Callable: 04/25/28 (SOFR 30 Day Average + 3.900%) (a)(b)			65,000		67,902
Connecticut Avenue Securities Trust 2023-R06
Series 2023-R06, 8.015%, due 07/25/43, Callable: 07/25/28 (SOFR 30 Day Average + 2.700%) (a)(b)			85,000		85,520
Fannie Mae Connecticut Avenue Securities
Series 2021-R02, 11.515%, due 11/25/41, Callable: 11/25/26 (SOFR 30 Day Average + 6.200%) (a)(b)			55,000		54,970
Fannie Mae or Freddie Mac
5.500%, due 10/15/41			1,192,000		1,151,956
Fannie Mae Pool
4.500%, due 09/01/52			221,007		204,528
5.500%, due 10/01/52			125,792		122,246
5.000%, due 11/01/52			171,930		163,094
5.500%, due 11/01/52			194,922		188,696
5.500%, due 12/01/52			245,979		238,815
FNMA TBA 30YR TBA 02.500% OCT
2.500%, due 10/15/46			1,417,000		1,123,913
					4,519,793
Federal National Mortgage Association Interest-Only Strips - 2.0%
Fannie Mae Interest Strip
3.500%, due 04/25/44			2,145,429		348,014
Fannie Mae REMICS
Series 2013-60, 3.000%, due 06/25/31			949,675		11,945
Series 2014-63, 3.500%, due 06/25/33			447,227		6,935
Series 2007-50, 1.021%, due 06/25/37 (6.336% - SOFR 30 Day Average) (a)			1,663,268		120,801
Series 2009-52, 5.000%, due 07/25/39			70,798		10,911
Series 2009-78, 1.311%, due 10/25/39 (6.626% - SOFR 30 Day Average) (a)			2,465,513		226,832
Series 2009-86, 5.500%, due 10/25/39			62,983		11,833
Series 2010-19, 0.821%, due 03/25/40 (6.136% - SOFR 30 Day Average) (a)			3,795,876		271,536
Series 2011-124, 1.071%, due 12/25/41 (6.386% - SOFR 30 Day Average) (a)			342,775		34,621
Series 2012-20, 1.021%, due 03/25/42 (6.336% - SOFR 30 Day Average) (a)			339,863		29,353
Series 2012-76, 0.571%, due 07/25/42 (5.886% - SOFR 30 Day Average) (a)			169,815		14,083
Series 2014-28, 0.621%, due 05/25/44 (5.936% - SOFR 30 Day Average) (a)			816,835		58,398
Series 2017-53, 4.000%, due 07/25/47			144,677		23,784
Series 2008-22, 0.731%, due 04/25/48 (6.046% - SOFR 30 Day Average) (a)			1,255,870		93,886
Series PS, 0.621%, due 07/25/49 (5.936% - SOFR 30 Day Average) (a)			4,295,618		365,396
Series QS, 0.521%, due 01/25/50 (5.836% - SOFR 30 Day Average) (a)			4,557,964		441,364
Series 2020-99, 3.500%, due 04/25/50			4,181,040		736,652
Series 2020-79, 4.000%, due 11/25/50			5,610,889		1,125,229
					3,931,573
Government National Mortgage Association Interest-Only Strips - 0.1%
Government National Mortgage Association
Series 2010-133, 0.621%, due 10/16/40, Callable: Currently (5.956% - 1 Month SOFR Rate) (a)			1,835,660		67,317
Series 2014-102, 0.196%, due 02/20/44, Callable: Currently (5.536% - 1 Month SOFR Rate) (a)			1,556,627		66,532
Series 2018-083, 5.000%, due 01/20/48, Callable: Currently			721,451		112,157
					246,006
Total Agency Mortgage-Backed Obligations (Cost $21,178,904)					18,568,047

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.4%
ACE Securities Corp Mortgage Loan Trust Series 2007-D1
Series 2007-D1, 6.930%, due 02/25/38, Callable: 12/25/26 (b)			298,181		234,590
Alternative Loan Trust 2006-HY11
Series A-1, 4.049%, due 06/25/36, Callable: 10/25/23 (1 Month SOFR Rate + 0.354%) (a)			226,081		194,098
Alternative Loan Trust 2007-16CB
Series 2007-16CB, 6.250%, due 08/25/37, Callable: 10/25/23			468,954		242,415
Alternative Loan Trust 2007-OA4
Series 2007-OA4, 4.800%, due 05/25/47, Callable: 10/25/23 (1 Month SOFR Rate + 0.454%) (a)			243,735		215,432
Angel Oak Mortgage Trust I LLC 2019-2
Series 2019-2, 6.286%, due 03/25/49, Callable: 10/25/23 (b)(c)			1,300,000		1,261,885
Arroyo Mortgage Trust 2019-1
Series 2019-1, 3.805%, due 01/25/49, Callable: 10/25/23 (b)(c)			48,667		44,154
Arroyo Mortgage Trust 2019-2
Series 2019-2, 3.800%, due 04/25/49, Callable: 10/25/23 (b)(c)			91,127		82,840
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-DSNY, 6.982%, due 09/15/34, (1 Month SOFR Rate + 1.397%) (a)(b)			100,000		99,313
Bayview MSR Opportunity Master Fund Trust 2021-INV2
Series A-F, 5.000%, due 12/25/51, Callable: 12/25/45 (SOFR 30 Day Average + 0.850%) (a)(b)			438,610		399,419
BBCMS 2019-BWAY Mortgage Trust
Series 2019-BWAY, 8.298%, due 11/15/34 (1 Month SOFR Rate + 2.964%) (a)(b)			100,000		23,241
BCRR 2016-FRR3 Trust
Series TRUST, 7.000%, due 05/26/26 (18.462% - SOFR 30 Day Average) (a)(b)			797,720		771,079
Bear Stearns ARM Trust 2004-10
Series 2004-10, 4.636%, due 01/25/35, Callable: 10/25/23 (c)			156,404		140,702
Benchmark 2018-B2 Mortgage Trust
Series 2018-B2, 4.292%, due 02/15/51, Callable: 02/15/28 (c)			150,000		116,177
Benchmark 2020-IG3 Mortgage Trust
Series 2020-IG3, 3.291%, due 09/15/48, Callable: 04/15/30 (b)(c)			1,000,000		655,334
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-BOCA, 7.654%, due 05/15/39 (1 Month SOFR Rate + 2.319%) (a)(b)			100,000		98,632
BPR Trust 2021-TY
Series 2021-TY, 7.799%, due 09/15/38 (1 Month SOFR Rate + 2.464%) (a)(b)			167,000		155,542
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC, 7.280%, due 04/15/34 (1 Month SOFR Rate + 2.014%) (a)(b)			100,000		98,500
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 6.369%, due 10/15/36 (1 Month SOFR Rate + 1.034%) (a)(b)			229,730		229,083
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 6.379%, due 10/15/37 (1 Month SOFR Rate + 1.044%) (a)(b)			125,231		123,939
BX Commercial Mortgage Trust 2021-21M
Series TR, 7.619%, due 10/15/36 (1 Month SOFR Rate + 2.285%) (a)(b)			186,253		177,987
BX Commercial Mortgage Trust 2021-CIP
Series 2021-CIP, 6.369%, due 12/15/38 (1 Month SOFR Rate + 1.035%) (a)(b)			110,000		107,662
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-SOAR, 7.799%, due 06/15/38 (1 Month SOFR Rate + 2.464%) (a)(b)			928,405		887,579
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT, 6.149%, due 09/15/36 (1 Month SOFR Rate + 0.814%) (a)(b)			115,000		111,971
BX Trust 2019-CALM
Series 2019-CALM, 7.448%, due 11/15/32 (1 Month SOFR Rate + 2.114%) (a)(b)			136,500		134,197
BX Trust 2021-ARIA
Series 2021-ARIA, 7.094%, due 10/15/36 (1 Month SOFR Rate + 1.760%) (a)(b)			350,000		337,201
BX Trust 2021-LBA
Series 2021-LBA, 7.449%, due 02/15/36 (1 Month SOFR Rate + 2.114%) (a)(b)			197,702		188,681
BX Trust 2021-SDMF
Series 2021-SDMF, 6.835%, due 09/15/34 (1 Month SOFR Rate + 1.501%) (a)(b)			350,000		337,529
BX Trust 2022-CLS
Series 2022-CLS, 5.760%, due 10/13/27 (b)			135,000		130,256
BX Trust 2022-GPA
Series 2022-GPA, 7.500%, due 08/15/39 (1 Month SOFR Rate + 2.165%) (a)(b)			180,000		180,338
BX Trust 2022-GPA
Series 2022-GPA, 7.999%, due 08/15/41 (1 Month SOFR Rate + 2.664%) (a)(b)			110,000		110,000
BX Trust 2022-LBA6
Series 2022-LBA6, 6.935%, due 01/15/39 (1 Month SOFR Rate + 1.600%) (a)(b)			350,000		340,373
CAMB Commercial Mortgage Trust 2019-LIFE
Series 2019-LIFE, 6.452%, due 12/15/37 (1 Month SOFR Rate + 1.117%) (a)(b)			100,000		99,500
CHL Mortgage Pass-Through Trust 2007-HY5
Series 2007-HY5, 5.062%, due 09/25/37, Callable: 10/25/23 (c)			581,109		500,242
CIM Trust 2018-INV1
Series 2018-INV1, 4.000%, due 08/25/48, Callable: 01/25/38 (b)(c)			210,001		185,812
CIM Trust 2019-INV2
Series 2019-INV2, 4.000%, due 05/25/49, Callable: 05/25/33 (b)(c)			16,111		14,328
CIM Trust 2019-J1
Series 2019-J1, 3.942%, due 08/25/49, Callable: 08/25/28 (b)(c)			171,366		149,275
Citigroup Commercial Mortgage Trust 2013-GC17
Series D, 5.100%, due 11/10/46, Callable: 11/10/23 (b)(c)			100,000		91,329
Citigroup Commercial Mortgage Trust 2015-GC27
Series C, 4.419%, due 02/10/48, Callable: 01/10/25 (c)			164,000		145,002
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 3.940%, due 07/10/49, Callable: 07/10/26 (b)(c)			500,000		364,683
Citigroup Commercial Mortgage Trust 2018-C6
Series D, 5.063%, due 11/10/51, Callable: 11/10/28 (b)(c)			380,000		264,958
Citigroup Commercial Mortgage Trust 2019-SMRT
Series E, 4.745%, due 01/10/36 (b)(c)			116,000		115,741
Citigroup Commercial Mortgage Trust 2023-SMRT
Series A, 5.820%, due 10/12/40 (b)(c)			100,000		97,944
Citigroup Mortgage Loan Trust 2015-RP2
Series B-4, 4.250%, due 01/25/53, Callable: 09/25/32 (b)			494,459		451,860
COLT 2022-5 Mortgage Loan Trust
Series 2022-5, 4.550%, due 04/25/67, Callable: 04/25/25 (b)(c)			84,538		79,889
Credit Suisse Mortgage Capital Certificates 2019-ICE4
Series 2019-ICE4, 6.362%, due 05/15/36 (1 Month SOFR Rate + 1.027%) (a)(b)			139,653		139,303
CSAIL 2020-C19 Commercial Mortgage Trust
Series 2020-C19, 2.500%, due 03/15/53, Callable: 03/15/30 (b)			400,000		180,135
CSMC 2020-NET
Series 2020-NET, 3.704%, due 08/15/37 (b)(c)			118,000		101,390
CSMC Series 2019-NQM1
Series 2019-NQM1, 2.656%, due 10/25/59, Callable: 10/25/23 (b)			12,749		12,028
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67, Callable: 04/25/25 (b)(c)			501,744		457,060
First Republic Mortgage Trust 2020-1
Series B-1, 2.886%, due 04/25/50 (b)(c)			693,736		574,327
Flagstar Mortgage Trust 2018-6RR
Series 2018-6RR, 4.919%, due 10/25/48, Callable: 12/25/28 (b)(c)			446,039		406,285
Fontainebleau Miami Beach Trust 2019-FBLU
Series G, 3.963%, due 12/10/36 (b)(c)			112,000		105,063
FREMF 2019-KF71 Mortgage Trust
Series 2019-KF71, 11.426%, due 10/25/29, Callable: 10/25/29 (SOFR 30 Day Average + 6.114%) (a)(b)			150,013		145,390
GCAT 2022-NQM4 Trust
Series 2022-NQM4, 5.269%, due 08/25/67, Callable: 08/25/25 (b)			91,167		88,492
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 6.782%, due 12/15/36 (1 Month SOFR Rate + 1.448%) (a)(b)			100,000		99,000
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 7.081%, due 12/15/36 (1 Month SOFR Rate + 1.747%) (a)(b)			300,000		296,437
GS Mortgage Securities Corp Trust 2018-RIVR
Series C, 6.882%, due 07/15/35 (1 Month SOFR Rate + 1.547%) (a)(b)			122,000		79,125
GS Mortgage Securities Corp Trust 2018-RIVR
Series F, 7.732%, due 07/15/35 (1 Month SOFR Rate + 2.397%) (a)(b)(d)			1,000,000		158,534
GS Mortgage Securities Trust 2015-GS1
Series 2015-GS1, 4.037%, due 11/10/48, Callable: 11/10/25 (c)			87,000		77,152
GS Mortgage-Backed Securities Corp Trust 2020-PJ6
Series A-4, 2.500%, due 05/25/51, Callable: 07/25/43 (b)(c)			320,563		241,154
GS Mortgage-Backed Securities Trust 2022-PJ1
Series 2022-PJ1, 2.500%, due 05/28/52, Callable: 01/25/46 (b)(c)			271,076		199,315
GSAA Home Equity Trust 2005-6
Series 2005-6, 6.079%, due 06/25/35, Callable: 10/25/23 (1 Month SOFR Rate + 0.759%) (a)			315,205		306,389
GSAA Home Equity Trust 2006-4
Series 2006-4, 3.778%, due 03/25/36, Callable: 10/25/23 (c)			395,829		242,502
GSAA Home Equity Trust 2007-7
Series 2007-7, 5.974%, due 07/25/37, Callable: 10/25/23 (1 Month SOFR Rate + 0.654%) (a)			116,946		110,122
GSCG Trust 2019-600C
Series 2019-600C, 3.985%, due 09/06/34 (b)(c)(d)			183,000		45,750
Home RE 2021-1 Ltd.
Series LTD, 7.734%, due 07/25/33, Callable: 02/25/25 (SOFR 30 Day Average + 2.414%) (a)(b)			490,567		492,719
Homeward Opportunities Fund Trust 2020-BPL1
Series A2, 5.438%, due 08/25/25, Callable: Currently (b)			28,340		28,301
Hundred Acre Wood Trust 2021-INV1
Series A27, 2.500%, due 07/25/51, Callable: 05/25/42 (b)(c)			324,092		236,271
INTOWN 2022-STAY Mortgage Trust
Series 2022-STAY, 8.620%, due 08/15/39, Callable: 08/15/24 (1 Month SOFR Rate + 3.286%) (a)(b)			140,000		139,934
JP Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series D, 4.613%, due 07/05/31 (b)(c)			132,000		77,006
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.364%, due 07/05/33, Callable: 07/05/25 (b)(c)			1,400,000		801,428
JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 3.97200, 3.972%, due 01/16/37, Callable: 01/16/25 (b)			100,000		82,593
JP Morgan Mortgage Trust 2018-8
Series 2018-8, 4.042%, due 01/25/49, Callable: 10/25/23 (b)(c)			444,469		381,091
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.158%, due 03/25/50, Callable: 08/25/26 (b)(c)			184,200		146,325
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.500%, due 03/25/50, Callable: 08/25/26 (b)(c)			8,699		7,325
JP Morgan Mortgage Trust 2020-4
Series 2020-4, 3.000%, due 11/25/50, Callable: 05/25/36 (b)(c)			191,094		154,804
JP Morgan Mortgage Trust 2022-5
Series 2022-5, 2.800%, due 09/25/52, Callable: 10/25/43 (b)(c)			461,504		347,947
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series D, 3.803%, due 02/15/48, Callable: 09/15/26 (b)(c)			124,000		74,953
Legacy Mortgage Asset Trust 2020-GS3
Series A2, 7.000%, due 05/25/60, Callable: 10/25/23 (b)			926,558		838,813
Life 2022-BMR Mortgage Trust
Series A-1, 6.630%, due 05/15/39, Callable: 05/15/24 (1 Month SOFR Rate + 1.295%) (a)(b)			170,000		166,918
Life 2022-BMR Mortgage Trust
Series B, 7.128%, due 05/15/39, Callable: 05/15/24 (1 Month SOFR Rate + 1.794%) (a)(b)			250,000		244,374
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 4.606%, due 03/10/49, Callable: 03/10/26 (b)(c)			274,000		241,138
Med Trust 2021-MDLN
Series 2021-MDLN, 7.448%, due 11/15/38 (1 Month SOFR Rate + 2.114%) (a)(b)			348,328		333,522
MFA 2020-NQM3 Trust
1.632%, due 01/26/65, Callable: 11/25/23 (b)(c)			107,576		97,122
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-MHC, 8.049%, due 04/15/38 (1 Month SOFR Rate + 2.715%) (a)(b)			276,747		266,820
Morgan Stanley Capital I Trust 2019-NUGS
Series E, 7.693%, due 12/15/36 (1 Month SOFR Rate + 2.358%) (a)(b)			147,000		34,659
Morgan Stanley Capital I Trust 2019-NUGS
Series F, 8.293%, due 12/15/36 (1 Month SOFR Rate + 2.958%) (a)(b)			125,000		22,854
Morgan Stanley Capital I Trust 2019-PLND
Series E, 7.599%, due 05/15/36, Callable: 05/15/24 (1 Month SOFR Rate + 2.264%) (a)(b)			189,000		95,050
MSCG Trust 2018-SELF
Series 2018-SELF, 8.632%, due 10/15/37 (1 Month SOFR Rate + 3.097%) (a)(b)			137,081		134,553
NewRez Warehouse Securitization Trust 2021-1
Series 21-1, 10.684%, due 05/25/55, Callable: 05/25/24 (1 Month SOFR Rate + 5.364%) (a)(b)			866,667		851,811
One New York Plaza Trust 2020-1NYP
Series C, 7.649%, due 01/15/36 (1 Month SOFR Rate + 2.314%) (a)(b)			160,000		140,143
PR Mortgage Loan Trust 2014-1
Series 2014-1, 5.851%, due 10/25/49, Callable: 04/25/30 (b)(c)(d)			1,047,973		926,105
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51, Callable: 02/25/43 (b)(c)			200,000		104,568
RATE Mortgage Trust 2021-HB1
Series FLT, 2.500%, due 12/25/51, Callable: 12/25/45 (b)(c)			455,140		332,377
RCKT Mortgage Trust 2021-1
Series 2021-1, 2.718%, due 03/25/51, Callable: 08/25/46 (b)(c)			465,416		342,751
Renaissance Home Equity Loan Trust 2004-4
Series 2004-4, 5.318%, due 02/25/35, Callable: 10/25/23			291,913		243,108
RLGH Trust 2021-TROT
Series 2021-TROT, 6.249%, due 04/15/36 (1 Month SOFR Rate + 0.914%) (a)(b)			100,000		97,501
RLGH Trust 2021-TROT
Series 2021-TROT, 7.163%, due 04/15/36 (1 Month SOFR Rate + 1.828%) (a)(b)			175,000		168,938
SCOTT Trust 2023-SFS
Series 2023-SFS, 6.204%, due 03/15/40 (b)			100,000		95,952
Sequoia Mortgage Trust 2021-3
Series B-3, 2.650%, due 05/25/51, Callable: 07/25/42 (b)(c)			470,363		312,375
SMRT 2022-MINI
Series 2022-MINI, 6.685%, due 01/15/39 (1 Month SOFR Rate + 1.350%) (a)(b)			250,000		243,046
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C4, 4.534%, due 10/15/50, Callable: 10/15/27 (c)			250,000		206,897
Velocity Commercial Capital Loan Trust 2020-2
5.000%, due 05/25/50, Callable: Currently (b)(c)			500,000		458,207
Verus Securitization Trust 2022-4
Series A-2, 4.740%, due 04/25/67, Callable: 04/25/25 (b)(c)			80,670		74,805
Verus Securitization Trust 2022-8
Series 2022-8, 6.127%, due 09/25/67, Callable: 10/25/25 (b)			91,862		87,731
Verus Securitization Trust 2022-INV1
Series 2022-INV1, 5.041%, due 08/25/67, Callable: 08/25/25 (b)			89,218		85,763
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
Series 2007-HY3, 3.479%, due 03/25/37, Callable: 10/25/23 (c)			360,725		276,337
Wells Fargo Commercial Mortgage Trust 2021-C59
Series E, 2.500%, due 04/15/54, Callable: 04/15/31 (b)			400,000		196,891
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 3.497%, due 08/15/47, Callable: 08/15/24 (b)			300,000		229,612
Total Non-Agency Mortgage-Backed Obligations (Cost $31,050,753)					25,777,103

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 1.8%
BANK 2017-BNK8
Series 2017-BNK8, 1.295%, due 11/15/50, Callable: 08/15/27 (b)(c)			7,050,000		305,816
BANK 2018-BNK11
Series 2018-BNK11, 0.450%, due 03/15/61, Callable: 01/15/28 (c)			11,220,549		200,186
BANK 2019-BNK21
Series 2019-BNK21, 0.838%, due 10/17/52, Callable: 07/15/29 (c)			4,030,909		153,730
BANK 2020-BNK30
Series 2020-BNK30, 1.302%, due 12/15/53 (c)			1,258,733		80,806
Barclays Commercial Mortgage Trust 2019-C3
Series 2019-C3, 1.309%, due 05/15/52, Callable: 03/15/29 (c)			1,408,678		78,757
BBCMS Mortgage Trust 2021-C11
Series 2021-C11, 1.520%, due 09/15/54 (b)(c)			1,255,000		116,164
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 1.750%, due 07/15/51, Callable: 04/15/28 (b)(c)			7,000,000		453,911
Benchmark 2019-B10 Mortgage Trust
Series 2019-B10, 0.881%, due 03/15/62, Callable: 01/15/29 (b)(c)			2,820,000		118,430
Benchmark 2020-B17 Mortgage Trust
Series 2020-B17, 1.414%, due 03/15/53, Callable: 01/15/30 (c)			2,528,298		131,863
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 1.786%, due 07/15/53, Callable: 05/15/30 (c)			1,550,561		103,915
Benchmark 2021-B25 Mortgage Trust
Series 2021-B25, 1.094%, due 04/15/54, Callable: 02/15/31 (c)			2,217,410		123,937
Benchmark 2023-V2 Mortgage Trust
Series 2023-V2, 0.994%, due 05/15/55, Callable: 03/15/28 (c)			1,802,034		69,569
CD 2017-CD4 Mortgage Trust
Series 2017-CD4, 1.223%, due 05/10/50, Callable: 05/10/27 (c)			1,371,621		44,821
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4, 1.603%, due 05/10/58, Callable: 05/10/26 (c)			642,518		18,807
Citigroup Commercial Mortgage Trust 2016-C1
Series XA, 1.819%, due 05/10/49, Callable: 06/10/26 (c)			726,164		26,614
Citigroup Commercial Mortgage Trust 2017-P8
Series X-A, 0.868%, due 09/15/50, Callable: 07/15/27 (c)			962,287		24,899
Citigroup Commercial Mortgage Trust 2019-C7
Series X-A, 0.860%, due 12/15/72, Callable: 10/15/29 (c)			3,925,456		152,081
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CCRE12, 0.819%, due 10/10/46, Callable: 11/10/23 (c)(d)			1,050,359		46
COMM 2015-LC21 Mortgage Trust
Series 2015-LC21, 0.635%, due 07/10/48, Callable: 07/10/25 (c)			1,290,353		10,744
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-C6, 1.858%, due 01/15/49, Callable: 02/15/26 (c)			596,490		20,956
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-CX10, 0.748%, due 11/15/50, Callable: 09/15/27 (c)			4,715,516		106,243
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-CX12, 0.532%, due 08/15/51, Callable: 06/15/28 (c)			4,168,463		113,696
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.100%, due 04/25/29, Callable: 02/25/29 (b)			5,084,181		14,840
Series 2019-KG01, 0.100%, due 05/25/29, Callable: 02/25/29 (b)			570,000		2,250
GS Mortgage Securities Trust 2011-GC3
Series 2011-GC3, 0.000%, due 03/10/44, Callable: 10/10/23 (b)(c)(d)			502,922		5
GS Mortgage Securities Trust 2019-GC42
Series X-A, 0.802%, due 09/10/52, Callable: 06/10/29 (c)			2,304,756		77,873
GS Mortgage Securities Trust 2020-GC47
Series X-A, 1.127%, due 05/12/53, Callable: 02/12/30 (c)			1,461,494		79,796
GS Mortgage Securities Trust 2020-GSA2
Series X-A, 1.717%, due 12/12/53, Callable: 10/10/30 (b)(c)			1,197,834		99,136
JPMBB Commercial Mortgage Securities Trust 2014-C19
Series X-A, 0.558%, due 04/15/47, Callable: 01/15/25 (c)			10,253,827		2,235
JPMDB Commercial Mortgage Securities Trust 2016-C2
Series X-A, 1.479%, due 06/15/49, Callable: 03/15/26 (c)			880,330		23,969
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 1.683%, due 03/10/49, Callable: 03/10/26 (b)(c)			835,446		17,092
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-5, 0.801%, due 03/10/50, Callable: 03/10/27 (b)(c)			1,889,302		32,060
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 0.768%, due 11/15/46, Callable: 12/15/23 (c)(d)			1,950,407		121
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19
Series 2014-C19, 0.951%, due 12/15/47, Callable: 10/15/26 (c)			2,026,587		12,010
Morgan Stanley Capital I Trust 2016-UBS12
Series X-A, 0.649%, due 12/15/49, Callable: 09/15/26 (c)			2,634,049		40,439
PMTT4
Series 2017-PM1, 0.000%, due 10/25/48 (b)			149,674,533		454,517
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-C5, 1.860%, due 10/10/48, Callable: 07/10/26 (c)			933,007		31,775
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C9, 0.913%, due 03/15/51, Callable: 01/15/28 (c)			2,186,938		71,757
Wells Fargo Commercial Mortgage Trust 2018-C45
Series X-A, 0.772%, due 06/15/51, Callable: 04/15/28 (c)			4,909,850		140,353
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $5,968,187)					3,556,219

ASSET-BACKED SECURITIES - 6.9%
Air Canada 2017-1 Class B Pass Through Trust
Series 2017-1, 3.700%, due 01/15/26 (b)			510,582		481,161
American Tower Trust #1
Series 2023-1, 5.490%, due 03/15/28, Callable: 03/15/27 (b)			155,000		151,853
AMSR 2021-SFR1 Trust
Series 2021-SFR1, 2.900%, due 06/17/38 (b)			1,200,000		966,054
AMSR 2021-SFR3 Trust
Series 2021-SFR3, 4.896%, due 10/17/38 (b)			550,000		483,447
Applebee's Funding LLC
Series 2019-1, 4.723%, due 06/05/49, Callable: 06/05/24 (b)			99,000		91,508
Aqua Finance Trust 2021-A
Series 2021-A, 1.540%, due 07/17/46, Callable: 03/17/28 (b)			76,665		66,966
Bojangles Issuer LLC
Series LLC, 3.832%, due 10/20/50, Callable: 10/20/23 (b)			98,500		89,590
CARDS II Trust
Series 2021-1, 0.931%, due 04/15/27, Callable: Currently (b)			150,000		145,564
Commonbond Student Loan Trust 2018-BGS
Series C, 4.120%, due 09/25/45, Callable: 09/25/25 (b)			7,674		6,236
DataBank Issuer
Series 2023-1, 5.116%, due 02/25/53, Callable: 02/25/26 (b)			605,000		559,283
DB Master Finance LLC
Series 2019-1, 4.021%, due 05/20/49, Callable: 11/20/23 (b)			86,400		80,690
Domino's Pizza Master Issuer LLC
Series 3.15100, 3.151%, due 04/25/51, Callable: 04/25/28 (b)			97,750		78,978
First Franklin Mortgage Loan Trust 2004-FF10
Series M-1, 6.709%, due 07/25/34, Callable: 10/25/23 (1 Month SOFR Rate + 1.389%) (a)			113,997		110,585
FirstKey Homes 2020-SFR2 Trust
Series TR, 1.266%, due 10/19/37 (b)			98,275		89,125
GM Financial Automobile Leasing Trust 2022-3
Series C, 5.130%, due 08/20/26, Callable: 12/20/24			250,000		244,334
GoodLeap Sustainable Home Solutions Trust 2023-1
Series A, 5.520%, due 02/22/55, Callable: 10/20/42 (b)			238,290		221,398
Home Partners of America 2019-1 Trust
Series 2019-1, 3.157%, due 09/17/39, Callable: 09/17/24 (b)			78,915		71,410
Marlette Funding Trust 2022-3
Series 2022-3, 5.180%, due 11/15/32, Callable: 11/15/26 (b)			55,272		55,062
Mill City Solar Loan 2019-2 Ltd.
Series 2019-2, 3.690%, due 07/20/43, Callable: 05/20/35 (b)			71,849		60,333
Morgan Stanley ABS Capital I Inc Trust 2006-NC1
Series 2006-NC1, 6.004%, due 12/25/35, Callable: 10/25/23 (1 Month SOFR Rate + 0.684%) (a)			203,526		198,762
Mosaic Solar Loan Trust 2018-1
Series 2018-1, 4.010%, due 06/22/43, Callable: 02/20/30 (b)			159,689		146,415
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.200%, due 02/22/44, Callable: 02/20/30 (b)			175,291		160,522
Series 2018-2-GS, 4.740%, due 02/22/44, Callable: 02/20/30 (b)			109,968		99,021
MVW Owner Trust 2018-1
Series 2018-1, 3.450%, due 01/21/36, Callable: 06/20/24 (b)			17,067		16,630
Navient Private Education Refi Loan Trust 2019-G
Series A, 2.400%, due 10/15/68, Callable: 01/15/27 (b)			56,948		52,890
Navient Private Education Refi Loan Trust 2020-B
Series A-2, 2.120%, due 01/15/69, Callable: 02/15/27 (b)			114,572		104,258
Navient Private Education Refi Loan Trust 2020-H
Series A, 1.310%, due 01/15/69, Callable: 08/15/27 (b)			74,048		67,260
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69, Callable: 04/15/28 (b)			59,346		51,209
Navient Private Education Refi Loan Trust 2021-B
Series A, 0.940%, due 07/15/69, Callable: 01/15/29 (b)			50,973		43,826
Navient Private Education Refi Loan Trust 2021-F
Series A, 1.110%, due 02/18/70, Callable: 03/15/30 (b)			443,603		369,690
Neighborly Issuer LLC
Series A-2, 3.584%, due 04/30/51, Callable: 10/30/26 (b)			488,750		406,468
OCCU Auto Receivables Trust 2022-1
Series 2022-1, 5.500%, due 10/15/27, Callable: 02/15/27 (b)			135,000		133,933
Pagaya AI Debt Trust 2023-3
Series 2023-3, 7.600%, due 12/16/30, Callable: 04/15/25 (b)			424,379		427,260
Progress Residential 2020-SFR3 Trust
Series TR, 4.105%, due 10/17/27 (b)			2,000,000		1,859,469
Progress Residential 2021-SFR3
Series TR, 4.254%, due 05/17/26 (b)			1,100,000		974,904
Progress Residential Trust
Series TR, 4.003%, due 07/17/38, Callable: 07/17/26 (b)			700,000		605,581
Santander Drive Auto Receivables Trust 2022-3
Series C, 4.490%, due 08/15/29, Callable: 08/15/25			200,000		192,967
SBA Tower Trust
Series 2022-1, 6.599%, due 01/15/28, Callable: 01/15/27 (b)			210,000		210,092
SoFi Consumer Loan Program 2023-1S Trust
Series 2023-1S, 5.810%, due 05/15/31, Callable: 10/15/25 (b)			54,288		54,209
Sofi Professional Loan Program 2018-C Trust
Series R-1, 0.000%, due 01/25/48, Callable: 03/25/26 (b)(d)			10,000		105,341
SoFi Professional Loan Program 2020-C Trust
Series 1.95000, 1.950%, due 02/15/46, Callable: 05/15/28 (b)			88,534		78,703
SoFi Professional Loan Program 2021-B Trust
Series TR, 0.000%, due 02/15/47, Callable: 06/15/29 (b)(d)			10,000		348,063
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC3
Series A3, 5.754%, due 10/25/36, Callable: 10/25/23 (1 Month SOFR Rate + 0.434%) (a)			458,650		356,459
Sunnova Helios XI Issuer LLC
Series A, 5.300%, due 05/20/50 (b)			97,907		93,444
Sunnova Sol II Issuer LLC
Series A, 2.730%, due 11/01/55, Callable: 10/30/30 (b)			462,524		364,245
Sunrun Xanadu Issuer 2019-1 LLC
Series 2019-1, 3.980%, due 06/30/54, Callable: 06/30/30 (b)			100,939		90,007
Taco Bell Funding LLC
Series 2016-1, 4.970%, due 05/25/46, Callable: 11/25/23 (b)			251,250		242,530
Series 1.94600, 1.946%, due 08/25/51, Callable: 08/25/24 (b)			98,250		84,597
T-Mobile US Trust 2022-1
Series 2022-1, 4.910%, due 05/22/28, Callable: 11/20/25 (b)			160,000		158,046
VOLT XCII LLC
Series 2021-NPL1, 4.949%, due 02/27/51, Callable: 10/25/23 (b)			700,000		621,808
Wendy's Funding LLC
Series 2019-1, 3.783%, due 06/15/49, Callable: 03/15/24 (b)			90,250		82,994
Wingstop Funding LLC
Series 2020-1, 2.841%, due 12/05/50, Callable: 06/05/24 (b)			246,250		213,160
ZAXBY'S FUNDING LLC
Series 2021-1, 3.238%, due 07/30/51, Callable: 07/30/25 (b)			147,000		120,983
Total Asset-Backed Securities (Cost $15,103,219)					13,189,323

COLLATERALIZED LOAN OBLIGATIONS - 6.5%
ACREC 2021-FL1 Ltd.
Series 2021-FL1, 7.599%, due 10/16/36, Callable: 10/16/23 (1 Month SOFR Rate + 2.264%) (a)(b)			375,000		357,882
ALM 2020 Ltd.
Series 2020-1, 7.505%, due 10/15/29, Callable: 10/15/23 (3 Month SOFR Rate + 2.112%) (a)(b)			500,000		500,054
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
Series 2021-FL4, 8.349%, due 11/15/36, Callable: 06/15/24 (1 Month SOFR Rate + 3.014%) (a)(b)(d)			275,000		251,028
Ares XLIX CLO Ltd.
Series 2018-49, 7.624%, due 07/22/30, Callable: 10/22/23 (3 Month SOFR Rate + 2.212%) (a)(b)			1,000,000		976,105
BDS 2020-FL5 Ltd.
Series LTD, 7.499%, due 02/16/37, Callable: 10/16/23 (1 Month SOFR Rate + 2.164%) (a)(b)(d)			340,000		327,085
BlueMountain CLO XXVIII Ltd.
Series C, 7.655%, due 04/15/34, Callable: 10/15/23 (3 Month SOFR Rate + 2.262%) (a)(b)			250,000		243,995
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1R, 8.381%, due 01/30/31, Callable: 10/30/23 (3 Month SOFR Rate + 3.012%) (a)(b)			250,000		235,407
Canyon Capital CLO 2021-2 Ltd.
Series D, 9.005%, due 04/15/34, Callable: 10/15/23 (3 Month SOFR Rate + 3.612%) (a)(b)			500,000		484,789
CIFC Funding 2015-IV Ltd.
Series IVR2, 7.577%, due 04/20/34, Callable: 10/20/23 (3 Month SOFR Rate + 2.162%) (a)(b)			250,000		245,508
CIFC Funding 2021-IV Ltd.
Series 2021-IV, 8.555%, due 07/15/33, Callable: 10/15/23 (3 Month SOFR Rate + 3.162%) (a)(b)			500,000		480,230
CLNC 2019-FL1 Ltd.
Series 2019-FL1, 7.348%, due 08/20/35, Callable: 10/19/23 (1 Month SOFR Rate + 2.014%) (a)(b)			100,000		96,995
Columbia Cent CLO 27 Ltd.
Series 2018-27R, 9.443%, due 01/25/35, Callable: 01/25/24 (3 Month SOFR Rate + 4.092%) (a)(b)			500,000		469,988
Dryden 40 Senior Loan Fund
Series 2015-40R, 7.726%, due 08/15/31, Callable: 11/15/23 (3 Month SOFR Rate + 2.362%) (a)(b)			500,000		489,299
Goldentree Loan Management US CLO 2 Ltd.
Series D, 8.327%, due 11/28/30, Callable: 10/20/23 (3 Month SOFR Rate + 2.912%) (a)(b)			500,000		489,909
Greystone CRE Notes 2019-FL2 Ltd.
Series C, 7.449%, due 09/15/37, Callable: 10/15/23 (1 Month U.S. LIBOR + 2.000%) (a)(b)(d)			200,000		195,468
Hayfin US XII Ltd.
Series 2018-8, 7.157%, due 04/20/31, Callable: 10/20/23 (3 Month SOFR Rate + 1.742%) (a)(b)			500,000		493,557
Invesco US CLO 2023-1 Ltd.
Series 2023-1, 9.062%, due 04/22/35, Callable: 04/22/24 (3 Month SOFR Rate + 3.650%) (a)(b)			250,000		251,088
LCM XXIV Ltd.
Series LTD, 7.577%, due 03/20/30, Callable: 10/20/23 (3 Month SOFR Rate + 2.162%) (a)(b)			250,000		247,064
Madison Park Funding XXI Ltd.
Series FLT, 7.855%, due 10/15/32, Callable: 10/15/23 (3 Month SOFR Rate + 2.462%) (a)(b)			250,000		248,155
Neuberger Berman Loan Advisers Clo 40 Ltd.
Series C, 7.405%, due 04/16/33, Callable: 10/16/23 (3 Month SOFR Rate + 2.012%) (a)(b)			250,000		244,062
Octagon Investment Partners 31 Ltd.
Series C-R, 7.727%, due 07/20/30, Callable: 10/20/23 (3 Month SOFR Rate + 2.312%) (a)(b)			280,000		277,879
Octagon Investment Partners XIV Ltd.
Series LTD, 9.555%, due 07/15/29, Callable: 10/15/23 (3 Month SOFR Rate + 4.162%) (a)(b)			500,000		479,102
OHA Credit Funding 5 Ltd.
Series E, 11.907%, due 04/18/33, Callable: 10/18/23 (3 Month SOFR Rate + 6.512%) (a)(b)			500,000		495,993
OHA Credit Funding 8 Ltd.
Series 2021-8, 7.557%, due 01/18/34, Callable: 10/18/23 (3 Month SOFR Rate + 2.162%) (a)(b)			250,000		247,957
OHA Credit Partners XIII Ltd.
Series D-R, 8.874%, due 10/25/34, Callable: 10/21/23 (3 Month SOFR Rate + 3.462%) (a)(b)			500,000		492,885
OHA Loan Funding 2013-1 Ltd.
Series FLT, 7.744%, due 07/23/31, Callable: 10/23/23 (3 Month SOFR Rate + 2.332%) (a)(b)			500,000		498,757
Palmer Square CLO 2023-1 Ltd.
Series C, 8.666%, due 01/20/36, Callable: 01/20/25 (3 Month SOFR Rate + 3.250%) (a)(b)			500,000		503,154
Palmer Square Loan Funding 2022-2 Ltd.
Series B, 7.594%, due 10/15/30, Callable: 10/15/23 (3 Month SOFR Rate + 2.200%) (a)(b)			800,000		792,177
TCI-Flatiron Clo 2018-1 Ltd.
Series C-R, 7.381%, due 01/29/32, Callable: 10/29/23 (3 Month SOFR Rate + 2.012%) (a)(b)			250,000		244,504
TCW CLO 2021-1 Ltd.
Series LTD, 7.577%, due 03/18/34, Callable: 10/20/23 (3 Month SOFR Rate + 2.162%) (a)(b)			250,000		242,010
TCW CLO 2023-1 Ltd.
Series 2023-1, 8.866%, due 04/28/36, Callable: 04/28/25 (3 Month SOFR Rate + 3.500%) (a)(b)			400,000		396,175
Wind River 2014-3 CLO Ltd.
Series FLT, 9.074%, due 10/22/31, Callable: 10/22/23 (3 Month SOFR Rate + 3.662%) (a)(b)			500,000		436,538
Total Collateralized Loan Obligations (Cost $12,732,880)					12,434,799

CORPORATE BONDS - 20.0%
Basic Materials - 0.8%
AmeriTex Holdco Intermediate LLC
10.250%, due 10/15/28			15,000		14,831
Arsenal AIC Parent LLC
8.000%, due 10/01/30, Callable: 10/01/26 (b)			20,000		19,825
ASP Unifrax Holdings, Inc.
5.250%, due 09/30/28, Callable: 09/30/24 (b)			15,000		10,688
ATI, Inc.
7.250%, due 08/15/30, Callable: 08/15/26			25,000		24,844
BHP Billiton Finance USA Ltd.
5.250%, due 09/08/30, Callable: 07/08/30			90,000		87,920
Cleveland-Cliffs, Inc.
6.750%, due 04/15/30, Callable: 04/15/26 (b)			157,000		146,206
4.875%, due 03/01/31, Callable: 03/01/26 (b)			178,000		151,523
Coeur Mining, Inc.
5.125%, due 02/15/29, Callable: 02/15/24 (b)(e)			25,000		21,687
CSN Resources SA
5.875%, due 04/08/32, Callable: 04/08/27 (e)			200,000		162,000
Freeport-McMoRan, Inc.
4.125%, due 03/01/28, Callable: 10/30/23			25,000		22,906
4.375%, due 08/01/28, Callable: 10/30/23			50,000		45,750
4.625%, due 08/01/30, Callable: 08/01/25			105,000		94,500
5.400%, due 11/14/34, Callable: 05/14/34			95,000		87,044
5.450%, due 03/15/43, Callable: 09/15/42			400,000		340,500
Glencore Funding LLC
1.625%, due 04/27/26, Callable: 03/27/26 (b)			65,000		58,577
Illuminate Buyer LLC
9.000%, due 07/01/28, Callable: 10/30/23 (b)			25,000		23,687
Iris Holdings, Inc.
8.750%, due 02/15/26, Callable: 10/30/23 (b)			25,000		22,547
Mativ Holdings, Inc.
6.875%, due 10/01/26, Callable: 10/30/23 (b)			25,000		22,813
Novelis Corp.
3.875%, due 08/15/31, Callable: 08/15/26 (b)			25,000		19,937
Olin Corp.
5.125%, due 09/15/27, Callable: 10/30/23			25,000		23,312
Sasol Financing USA LLC
5.500%, due 03/18/31, Callable: 03/18/30			200,000		155,750
WR Grace Holdings LLC
5.625%, due 08/15/29, Callable: 08/15/24 (b)			35,000		28,088
					1,584,935
Communications - 2.0%
AMC Networks, Inc.
4.250%, due 02/15/29, Callable: 02/15/24			25,000		15,406
AT&T, Inc.
3.500%, due 09/15/53, Callable: 03/15/53			135,000		83,106
Beasley Mezzanine Holdings LLC
8.625%, due 02/01/26, Callable: 10/30/23 (b)			25,000		16,125
CCO Holdings LLC
4.750%, due 03/01/30, Callable: 09/01/24 (b)			40,000		33,550
4.750%, due 02/01/32, Callable: 02/01/27 (b)			30,000		24,000
4.250%, due 01/15/34, Callable: 01/15/28 (b)			25,000		18,406
Cengage Learning, Inc.
9.500%, due 06/15/24, Callable: 10/13/23 (b)			2,000		2,002
Charter Communications Operating LLC
4.908%, due 07/23/25, Callable: 04/23/25			185,000		180,766
2.800%, due 04/01/31, Callable: 01/01/31			70,000		54,543
5.750%, due 04/01/48, Callable: 10/01/47			90,000		72,124
5.125%, due 07/01/49, Callable: 01/01/49			305,000		221,938
Clear Channel Outdoor Holdings, Inc.
7.500%, due 06/01/29, Callable: 06/01/24 (b)			15,000		11,437
Comcast Corp.
3.400%, due 04/01/30, Callable: 01/01/30			95,000		83,768
CommScope Technologies LLC
5.000%, due 03/15/27, Callable: 10/10/23 (b)			25,000		14,438
CommScope, Inc.
4.750%, due 09/01/29, Callable: 09/01/24 (b)			25,000		18,406
CSC Holdings LLC
5.250%, due 06/01/24			25,000		23,750
Directv Financing LLC
5.875%, due 08/15/27, Callable: 10/30/23 (b)			45,000		39,825
DISH DBS Corp.
5.750%, due 12/01/28, Callable: 12/01/27 (b)			25,000		19,219
5.125%, due 06/01/29			25,000		13,750
Embarq Corp.
7.995%, due 06/01/36			25,000		13,844
Expedia Group, Inc.
5.000%, due 02/15/26, Callable: 11/15/25			95,000		92,937
3.250%, due 02/15/30, Callable: 11/15/29			105,000		88,656
Frontier Communications Holdings LLC
5.875%, due 10/15/27, Callable: 10/30/23 (b)			10,000		9,075
5.000%, due 05/01/28, Callable: 05/01/24 (b)			20,000		17,050
GCI LLC
4.750%, due 10/15/28, Callable: 10/16/23 (b)			25,000		21,656
Gray Escrow II, Inc.
5.375%, due 11/15/31, Callable: 11/15/26 (b)			25,000		16,313
Level 3 Financing, Inc.
10.500%, due 05/15/30, Callable: 05/15/26 (b)			15,000		15,056
Liberty Broadband Corp. CVRT
3.125%, due 03/31/53, Callable: 04/06/26 (b)			380,000		394,037
Liberty Media Corp. CVRT
2.375%, due 09/30/53, Callable: 09/30/28 (b)			100,000		100,662
Match Group Holdings II LLC
4.625%, due 06/01/28, Callable: 10/30/23 (b)			25,000		22,344
4.125%, due 08/01/30, Callable: 05/01/25 (b)			60,000		49,650
McGraw-Hill Education, Inc.
5.750%, due 08/01/28, Callable: 08/01/24 (b)			30,000		25,950
8.000%, due 08/01/29, Callable: 08/01/24 (b)			25,000		21,563
MercadoLibre, Inc.
2.375%, due 01/14/26, Callable: 12/14/25 (e)			200,000		182,000
Meta Platforms, Inc.
3.850%, due 08/15/32, Callable: 05/15/32			95,000		83,998
Millennium Escrow Corp.
6.625%, due 08/01/26, Callable: 10/30/23 (b)			25,000		19,781
Netflix, Inc.
5.875%, due 11/15/28			15,000		15,131
News Corp.
3.875%, due 05/15/29, Callable: 05/15/24 (b)			305,000		262,300
5.125%, due 02/15/32, Callable: 02/15/27 (b)			20,000		17,475
Paramount Global
6.250%, due 02/28/57, Callable: 02/28/27 (3 Month U.S. LIBOR + 3.899%) (a)			25,000		18,822
6.375%, due 03/30/62, Callable: 03/30/27 (5 Year CMT Rate + 3.999%) (a)			145,000		113,848
Radiate Holdco LLC
4.500%, due 09/15/26, Callable: 10/30/23 (b)			25,000		19,000
Scripps Escrow II, Inc.
3.875%, due 01/15/29, Callable: 01/15/24 (b)			35,000		26,206
Sirius XM Radio, Inc.
5.000%, due 08/01/27, Callable: 10/30/23 (b)			25,000		22,813
4.125%, due 07/01/30, Callable: 07/01/25 (b)			235,000		188,000
Spanish Broadcasting System, Inc.
9.750%, due 03/01/26, Callable: 10/10/23 (b)			25,000		17,063
Sprint LLC
7.625%, due 02/15/25, Callable: 11/15/24			75,000		76,031
Stagwell Global LLC
5.625%, due 08/15/29, Callable: 08/15/24 (b)			25,000		20,188
T-Mobile USA, Inc.
2.250%, due 02/15/26, Callable: 10/10/23			95,000		87,450
2.625%, due 02/15/29, Callable: 02/15/24			90,000		76,476
3.375%, due 04/15/29, Callable: 04/15/24			95,000		83,546
2.875%, due 02/15/31, Callable: 02/15/26			85,000		69,316
3.500%, due 04/15/31, Callable: 04/15/26			190,000		160,844
Townsquare Media, Inc.
6.875%, due 02/01/26, Callable: 10/30/23 (b)			30,000		28,163
Uber Technologies, Inc.
8.000%, due 11/01/26, Callable: 10/30/23 (b)			115,000		116,006
Uber Technologies, Inc. CVRT
0.000%, due 12/15/25			160,000		149,369
Univision Communications, Inc.
6.625%, due 06/01/27, Callable: 10/10/23 (b)			25,000		23,250
7.375%, due 06/30/30, Callable: 06/30/25 (b)			20,000		18,250
Urban One, Inc.
7.375%, due 02/01/28, Callable: 02/01/24 (b)			25,000		21,344
Viavi Solutions, Inc.
3.750%, due 10/01/29, Callable: 10/01/24 (b)			25,000		20,281
Zayo Group Holdings, Inc.
4.000%, due 03/01/27, Callable: 10/30/23 (b)			25,000		18,531
					3,790,834
Consumer, Cyclical - 2.9%
Affinity Interactive
6.875%, due 12/15/27, Callable: 12/01/23 (b)			25,000		21,125
Allison Transmission, Inc.
5.875%, due 06/01/29, Callable: 06/01/24 (b)			25,000		23,562
American Airlines Group, Inc. CVRT
6.500%, due 07/01/25			225,000		240,374
Arko Corp.
5.125%, due 11/15/29, Callable: 11/15/24 (b)			25,000		20,250
Asbury Automotive Group, Inc.
4.750%, due 03/01/30, Callable: 03/01/25			25,000		21,312
Ashton Woods USA LLC
4.625%, due 08/01/29, Callable: 08/01/24 (b)			25,000		21,094
Bath & Body Works, Inc.
6.750%, due 07/01/36			25,000		21,875
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27, Callable: 10/30/23 (b)			35,000		33,119
Brinker International, Inc.
8.250%, due 07/15/30, Callable: 07/15/26 (b)			25,000		24,062
Burlington Stores, Inc. CVRT
1.250%, due 12/15/27 (b)			160,000		151,642
Caesars Entertainment, Inc.
6.250%, due 07/01/25, Callable: 10/10/23 (b)			25,000		24,688
4.625%, due 10/15/29, Callable: 10/15/24 (b)			30,000		25,387
Carrols Restaurant Group, Inc.
5.875%, due 07/01/29, Callable: 07/01/24 (b)			25,000		20,937
CCM Merger, Inc.
6.375%, due 05/01/26, Callable: 10/30/23 (b)			25,000		24,000
Dealer Tire LLC
8.000%, due 02/01/28, Callable: 10/30/23 (b)			5,000		4,650
Delta Air Lines 2020-1 Class A Pass Through Trust
2.500%, due 06/10/28			72,892		63,484
Delta Air Lines, Inc.
2.900%, due 10/28/24, Callable: 09/28/24			80,000		76,900
7.375%, due 01/15/26, Callable: 12/15/25			35,000		35,394
4.375%, due 04/19/28, Callable: 01/19/28 (e)			25,000		22,968
Dollar Tree, Inc.
4.000%, due 05/15/25, Callable: 03/15/25			190,000		183,875
Dream Finders Homes, Inc.
8.250%, due 08/15/28, Callable: 08/15/25 (b)			20,000		20,025
Ferrellgas LP
5.375%, due 04/01/26, Callable: 10/30/23 (b)			20,000		18,750
Fertitta Entertainment LLC
6.750%, due 01/15/30, Callable: 01/15/25 (b)			35,000		28,525
Foot Locker, Inc.
4.000%, due 10/01/29, Callable: 10/01/24 (b)			25,000		18,000
Ford Motor Co.
3.250%, due 02/12/32, Callable: 11/12/31			185,000		141,318
6.100%, due 08/19/32, Callable: 05/19/32 (e)			25,000		23,489
Ford Motor Credit Co. LLC
2.748%, due 06/14/24	GBP		100,000		117,890
4.950%, due 05/28/27, Callable: 04/28/27			$200,000		187,047
4.125%, due 08/17/27, Callable: 06/17/27			300,000		271,598
3.625%, due 06/17/31, Callable: 03/17/31			245,000		197,182
General Motors Financial Co., Inc.
2.400%, due 10/15/28, Callable: 08/15/28			105,000		86,790
Golden Entertainment, Inc.
7.625%, due 04/15/26, Callable: 10/30/23 (b)			25,000		24,844
Hilton Domestic Operating Co., Inc.
4.875%, due 01/15/30, Callable: 01/15/25			160,000		145,600
4.000%, due 05/01/31, Callable: 05/01/26 (b)			25,000		20,937
3.625%, due 02/15/32, Callable: 08/15/26 (b)			100,000		80,625
Hyatt Hotels Corp.
6.000%, due 04/23/30, Callable: 01/23/30			223,000		216,063
Hyundai Capital America
5.680%, due 06/26/28, Callable: 05/26/28 (b)			75,000		73,226
Installed Building Products, Inc.
5.750%, due 02/01/28, Callable: 10/16/23 (b)			25,000		23,062
Interface, Inc.
5.500%, due 12/01/28, Callable: 12/01/23 (b)			25,000		21,250
LBM Acquisition LLC
6.250%, due 01/15/29, Callable: 01/15/24 (b)			25,000		20,500
LCM Investments Holdings II LLC
4.875%, due 05/01/29, Callable: 05/01/24 (b)			25,000		21,125
Light & Wonder International, Inc.
7.000%, due 05/15/28, Callable: 10/30/23 (b)			25,000		24,500
7.250%, due 11/15/29, Callable: 11/15/24 (b)			25,000		24,563
Lions Gate Capital Holdings LLC
5.500%, due 04/15/29, Callable: 04/15/24 (b)			25,000		16,500
Lowe's Cos., Inc.
5.625%, due 04/15/53, Callable: 10/15/52			35,000		31,915
M/I Homes, Inc.
3.950%, due 02/15/30, Callable: 08/15/29			25,000		20,500
Macy's Retail Holdings LLC
6.125%, due 03/15/32, Callable: 03/15/27 (b)			25,000		20,719
Marriott International, Inc.
3.125%, due 06/15/26, Callable: 03/15/26			100,000		93,417
Marriott Vacations Worldwide Corp. CVRT
3.250%, due 12/15/27 (b)			165,000		142,357
McDonald's Corp.
3.600%, due 07/01/30, Callable: 04/01/30			95,000		84,854
MGM Resorts International
4.750%, due 10/15/28, Callable: 07/15/28			45,000		39,600
Midwest Gaming Borrower LLC
4.875%, due 05/01/29, Callable: 05/01/24 (b)			45,000		38,250
Murphy Oil USA, Inc.
5.625%, due 05/01/27, Callable: 10/30/23			25,000		24,250
Premier Entertainment Sub LLC
5.625%, due 09/01/29, Callable: 09/01/24 (b)(e)			75,000		57,188
5.875%, due 09/01/31, Callable: 09/01/26 (b)(e)			97,000		71,780
Ritchie Bros Holdings, Inc.
7.750%, due 03/15/31, Callable: 03/15/26 (b)			25,000		25,344
Sally Holdings LLC
5.625%, due 12/01/25, Callable: 10/30/23			25,000		24,250
Scientific Games Holdings LP
6.625%, due 03/01/30, Callable: 03/01/25 (b)			70,000		60,550
Shea Homes LP
4.750%, due 04/01/29, Callable: 04/01/24			25,000		21,625
Sonic Automotive, Inc.
4.625%, due 11/15/29, Callable: 11/15/24 (b)			70,000		57,750
Southwest Airlines Co. CVRT
1.250%, due 05/01/25			180,000		179,853
SRS Distribution, Inc.
4.625%, due 07/01/28, Callable: 07/01/24 (b)			30,000		25,950
6.125%, due 07/01/29, Callable: 07/01/24 (b)			25,000		21,375
Staples, Inc.
7.500%, due 04/15/26, Callable: 10/30/23 (b)			20,000		16,450
Station Casinos LLC
4.500%, due 02/15/28, Callable: 10/30/23 (b)			25,000		21,750
STL Holding Co. LLC
7.500%, due 02/15/26, Callable: 10/16/23 (b)			25,000		23,125
Suburban Propane Partners LP
5.000%, due 06/01/31, Callable: 06/01/26 (b)			45,000		37,463
Taylor Morrison Communities, Inc.
5.125%, due 08/01/30, Callable: 02/01/30 (b)			25,000		21,875
Tempur Sealy International, Inc.
3.875%, due 10/15/31, Callable: 10/15/26 (b)			25,000		19,281
The Gap, Inc.
3.875%, due 10/01/31, Callable: 10/01/26 (b)			25,000		17,562
The Goodyear Tire & Rubber Co.
5.250%, due 07/15/31, Callable: 04/15/31			20,000		16,500
The Michaels Cos., Inc.
5.250%, due 05/01/28, Callable: 11/01/23 (b)(e)			25,000		20,000
The William Carter Co.
5.625%, due 03/15/27, Callable: 10/30/23 (b)			25,000		23,906
Travel + Leisure Co.
6.625%, due 07/31/26, Callable: 04/30/26 (b)			69,000		67,103
4.500%, due 12/01/29, Callable: 09/01/29 (b)			170,000		141,950
United Airlines Holdings, Inc.
4.875%, due 01/15/25			25,000		24,250
Victoria's Secret & Co.
4.625%, due 07/15/29, Callable: 07/15/24 (b)			25,000		18,125
White Cap Buyer LLC
6.875%, due 10/15/28, Callable: 10/30/23 (b)			25,000		22,188
WMG Acquisition Corp.
3.000%, due 02/15/31, Callable: 02/15/26 (b)			295,000		231,575
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28, Callable: 10/30/23 (b)			130,000		116,513
Wynn Las Vegas LLC
5.250%, due 05/15/27, Callable: 02/15/27 (b)(e)			25,000		23,250
Yum! Brands, Inc.
4.750%, due 01/15/30, Callable: 10/15/29 (b)			307,000		274,381
3.625%, due 03/15/31, Callable: 12/15/30			355,000		292,875
4.625%, due 01/31/32, Callable: 10/01/26			175,000		151,813
					5,507,569
Consumer, Non-cyclical - 3.5%
AbbVie, Inc.
4.700%, due 05/14/45, Callable: 11/14/44			210,000		178,811
Acadia Healthcare Co., Inc.
5.500%, due 07/01/28, Callable: 10/30/23 (b)			25,000		23,312
AdaptHealth LLC
5.125%, due 03/01/30, Callable: 03/01/25 (b)			45,000		35,100
AHP Health Partners, Inc.
5.750%, due 07/15/29, Callable: 07/15/24 (b)			25,000		21,187
Albertsons Cos., Inc.
3.500%, due 03/15/29, Callable: 10/30/23 (b)			25,000		21,250
Allied Universal Holdco LLC
6.625%, due 07/15/26, Callable: 10/30/23 (b)			35,000		33,119
9.750%, due 07/15/27, Callable: 10/30/23 (b)			20,000		18,000
Alta Equipment Group, Inc.
5.625%, due 04/15/26, Callable: 10/30/23 (b)			25,000		22,969
Amgen, Inc.
5.250%, due 03/02/30, Callable: 01/02/30			50,000		48,827
AMN Healthcare, Inc.
4.625%, due 10/01/27, Callable: 10/30/23 (b)			10,000		9,032
APi Group DE, Inc.
4.750%, due 10/15/29, Callable: 10/15/24 (b)			25,000		21,844
B&G Foods, Inc.
5.250%, due 09/15/27, Callable: 10/30/23 (e)			25,000		20,906
Bausch & Lomb Escrow Corp.
8.375%, due 10/01/28, Callable: 10/01/25 (b)			65,000		65,162
Becton Dickinson & Co.
4.693%, due 02/13/28, Callable: 01/13/28			80,000		77,542
BellRing Brands, Inc.
7.000%, due 03/15/30, Callable: 03/15/27 (b)			25,000		24,625
Centene Corp.
4.625%, due 12/15/29, Callable: 12/15/24			55,000		49,362
3.375%, due 02/15/30, Callable: 02/15/25			305,000		254,675
3.000%, due 10/15/30, Callable: 07/15/30			365,000		295,194
2.500%, due 03/01/31, Callable: 12/01/30			295,000		227,036
Community Health Systems, Inc.
6.000%, due 01/15/29, Callable: 01/15/24 (b)			25,000		20,125
5.250%, due 05/15/30, Callable: 05/15/25 (b)			25,000		18,875
Constellation Brands, Inc.
3.150%, due 08/01/29, Callable: 05/01/29			95,000		83,170
2.875%, due 05/01/30, Callable: 02/01/30			5,000		4,199
Coty, Inc.
5.000%, due 04/15/26, Callable: 10/30/23 (b)			30,000		28,800
6.625%, due 07/15/30, Callable: 07/16/26 (b)			30,000		29,212
CPI CG, Inc.
8.625%, due 03/15/26, Callable: 10/30/23 (b)			25,000		24,594
CVS Health Corp.
5.125%, due 02/21/30, Callable: 12/21/29			25,000		23,976
5.300%, due 06/01/33, Callable: 03/01/33			95,000		89,905
Darling Ingredients, Inc.
6.000%, due 06/15/30, Callable: 06/15/25 (b)			255,000		241,294
DaVita, Inc.
4.625%, due 06/01/30, Callable: 06/01/25 (b)			25,000		20,500
Duke University
3.299%, due 10/01/46			163,000		117,716
Elevance Health, Inc.
2.375%, due 01/15/25, Callable: 12/15/24			85,000		81,177
4.550%, due 05/15/52, Callable: 11/15/51			30,000		24,159
Encompass Health Corp.
4.750%, due 02/01/30, Callable: 02/01/25			25,000		22,125
Fortrea Holdings, Inc.
7.500%, due 07/01/30, Callable: 07/01/26 (b)			15,000		14,662
Gartner, Inc.
3.750%, due 10/01/30, Callable: 10/01/25 (b)			125,000		104,844
Gilead Sciences, Inc.
5.550%, due 10/15/53, Callable: 04/15/53			25,000		24,047
Graham Holdings Co.
5.750%, due 06/01/26, Callable: 10/10/23 (b)			25,000		24,187
HCA, Inc.
4.125%, due 06/15/29, Callable: 03/15/29			385,000		347,944
3.500%, due 09/01/30, Callable: 03/01/30			666,000		565,267
5.500%, due 06/01/33, Callable: 03/01/33			150,000		141,957
JBS USA LUX SA
3.625%, due 01/15/32, Callable: 01/15/27			200,000		159,500
5.750%, due 04/01/33, Callable: 01/01/33			90,000		82,237
KeHE Distributors LLC
8.625%, due 10/15/26, Callable: 10/30/23 (b)			25,000		25,000
Kraft Heinz Foods Co.
6.875%, due 01/26/39			90,000		94,353
7.125%, due 08/01/39 (b)			95,000		100,240
4.375%, due 06/01/46, Callable: 12/01/45			290,000		226,399
Kronos Acquisition Holdings, Inc.
5.000%, due 12/31/26, Callable: 10/30/23 (b)			15,000		13,687
Legacy LifePoint Health LLC
4.375%, due 02/15/27, Callable: 10/30/23 (b)			45,000		38,812
Legends Hospitality Holding Co. LLC
5.000%, due 02/01/26, Callable: 10/30/23 (b)			25,000		24,562
Massachusetts Institute of Technology
2.989%, due 07/01/50, Callable: 01/01/50			60,000		39,939
Medline Borrower LP
3.875%, due 04/01/29, Callable: 10/01/24 (b)			25,000		21,062
5.250%, due 10/01/29, Callable: 10/01/24 (b)			55,000		47,438
Metis Merger Sub LLC
6.500%, due 05/15/29, Callable: 05/15/24 (b)			30,000		25,350
ModivCare Escrow Issuer, Inc.
5.000%, due 10/01/29, Callable: 10/01/24 (b)			40,000		28,700
ModivCare, Inc.
5.875%, due 11/15/25, Callable: 10/30/23 (b)			25,000		23,688
MPH Acquisition Holdings LLC
5.750%, due 11/01/28, Callable: 11/01/23 (b)			25,000		18,687
NESCO Holdings II, Inc.
5.500%, due 04/15/29, Callable: 04/15/24 (b)			25,000		21,937
Owens & Minor, Inc.
6.625%, due 04/01/30, Callable: 04/01/25 (b)			40,000		35,400
PECF USS Intermediate Holding III Corp.
8.000%, due 11/15/29, Callable: 11/15/24 (b)			25,000		13,562
Philip Morris International, Inc.
5.500%, due 09/07/30, Callable: 07/07/30			105,000		101,864
Post Holdings, Inc.
5.625%, due 01/15/28, Callable: 10/16/23 (b)			265,000		250,757
5.500%, due 12/15/29, Callable: 12/15/24 (b)			85,000		77,031
4.625%, due 04/15/30, Callable: 04/15/25 (b)			25,000		21,406
4.500%, due 09/15/31, Callable: 09/15/26 (b)			5,000		4,156
President and Fellows of Harvard College
2.517%, due 10/15/50, Callable: 04/15/50			110,000		65,543
Primo Water Holdings, Inc.
4.375%, due 04/30/29, Callable: 04/30/24 (b)			25,000		21,406
Quanta Services, Inc.
2.350%, due 01/15/32, Callable: 10/15/31			115,000		86,496
Select Medical Corp.
6.250%, due 08/15/26, Callable: 10/30/23 (b)			25,000		24,344
Simmons Foods, Inc.
4.625%, due 03/01/29, Callable: 03/01/24 (b)			25,000		20,438
Smithfield Foods, Inc.
4.250%, due 02/01/27, Callable: 11/01/26 (b)			175,000		161,828
Sysco Corp.
5.950%, due 04/01/30, Callable: 01/01/30			85,000		85,721
Teleflex, Inc.
4.250%, due 06/01/28, Callable: 10/30/23 (b)			25,000		22,281
Tenet Healthcare Corp.
6.250%, due 02/01/27, Callable: 10/16/23			20,000		19,350
6.125%, due 10/01/28, Callable: 10/30/23			25,000		23,469
6.125%, due 06/15/30, Callable: 06/15/25			45,000		42,187
The ADT Security Corp.
4.125%, due 08/01/29, Callable: 08/01/28 (b)			25,000		21,094
Thermo Fisher Scientific, Inc.
0.750%, due 09/12/24, Callable: 06/12/24	EUR		100,000		102,412
1.400%, due 01/23/26, Callable: 11/23/25	EUR		115,000		114,869
0.500%, due 03/01/28, Callable: 12/01/27	EUR		100,000		91,271
Triton Water Holdings, Inc.
6.250%, due 04/01/29, Callable: 04/01/24 (b)			$25,000		20,625
United Natural Foods, Inc.
6.750%, due 10/15/28, Callable: 10/30/23 (b)			55,000		41,938
United Rentals North America, Inc.
4.875%, due 01/15/28, Callable: 10/10/23			105,000		98,306
6.000%, due 12/15/29, Callable: 12/15/25 (b)			150,000		145,688
4.000%, due 07/15/30, Callable: 07/15/25			110,000		93,500
3.875%, due 02/15/31, Callable: 08/15/25			230,000		190,613
3.750%, due 01/15/32, Callable: 07/15/26			25,000		20,156
UnitedHealth Group, Inc.
5.050%, due 04/15/53, Callable: 10/15/52			70,000		62,474
4.950%, due 05/15/62, Callable: 11/15/61			40,000		34,478
US Foods, Inc.
7.250%, due 01/15/32, Callable: 09/15/26 (b)			35,000		34,956
Varex Imaging Corp.
7.875%, due 10/15/27, Callable: 10/30/23 (b)			25,000		25,063
VT Topco, Inc.
8.500%, due 08/15/30, Callable: 08/15/26 (b)			45,000		44,494
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26, Callable: 10/30/23 (b)			45,000		41,850
Williams Scotsman International, Inc.
4.625%, due 08/15/28, Callable: 10/30/23 (b)			25,000		22,375
					6,775,680
Energy - 2.3%
Antero Midstream Partners LP
5.750%, due 03/01/27, Callable: 10/16/23 (b)			45,000		42,975
Antero Resources Corp.
5.375%, due 03/01/30, Callable: 03/01/25 (b)			25,000		22,875
Archrock Partners LP
6.250%, due 04/01/28, Callable: 10/30/23 (b)			25,000		23,312
Ascent Resources Utica Holdings LLC
5.875%, due 06/30/29, Callable: 09/01/24 (b)			25,000		22,375
BP Capital Markets America, Inc.
4.893%, due 09/11/33, Callable: 06/11/33			95,000		89,202
Callon Petroleum Co.
7.500%, due 06/15/30, Callable: 06/15/25 (b)(e)			30,000		29,025
Cheniere Energy Partners LP
4.000%, due 03/01/31, Callable: 03/01/26			370,000		316,350
Cheniere Energy, Inc.
4.625%, due 10/15/28, Callable: 10/15/23			95,000		87,400
Chesapeake Energy Corp.
5.875%, due 02/01/29, Callable: 02/05/24 (b)			35,000		32,813
Chord Energy Corp.
6.375%, due 06/01/26, Callable: 10/30/23 (b)			25,000		24,500
Civitas Resources, Inc.
8.375%, due 07/01/28, Callable: 07/01/25 (b)			20,000		20,350
8.750%, due 07/01/31, Callable: 07/01/26 (b)			190,000		194,275
CNX Midstream Partners LP
4.750%, due 04/15/30, Callable: 04/15/25 (b)			25,000		20,812
CNX Resources Corp.
6.000%, due 01/15/29, Callable: 01/15/24 (b)			35,000		32,637
Columbia Pipelines Operating Co. LLC
6.036%, due 11/15/33, Callable: 08/15/33 (b)			45,000		43,800
Continental Resources, Inc.
5.750%, due 01/15/31, Callable: 07/15/30 (b)			307,000		288,196
2.875%, due 04/01/32, Callable: 01/01/32 (b)			331,000		247,423
Crescent Energy Finance LLC
7.250%, due 05/01/26, Callable: 10/30/23 (b)			25,000		24,375
Crestwood Midstream Partners LP
5.750%, due 04/01/25, Callable: 10/30/23			25,000		24,500
Delek Logistics Partners LP
6.750%, due 05/15/25, Callable: 10/30/23			25,000		24,469
Devon Energy Corp.
5.250%, due 10/15/27, Callable: 10/10/23			17,000		16,557
DT Midstream, Inc.
4.125%, due 06/15/29, Callable: 06/15/24 (b)			25,000		21,625
Earthstone Energy Holdings LLC
8.000%, due 04/15/27, Callable: 04/15/24 (b)			25,000		25,500
Enbridge, Inc.
8.500%, due 01/15/84, Callable: 10/15/33 (5 Year CMT Rate + 4.431%) (a)			155,000		154,817
Encino Acquisition Partners Holdings LLC
8.500%, due 05/01/28, Callable: 05/01/24 (b)			25,000		24,125
Energy Transfer LP
4.750%, due 01/15/26, Callable: 10/15/25			95,000		92,499
7.125%, Perpetual, Callable: 05/15/30 (5 Year CMT Rate + 5.306%) (a)			175,000		150,937
EnLink Midstream LLC
5.375%, due 06/01/29, Callable: 03/01/29			25,000		23,125
EQM Midstream Partners LP
4.750%, due 01/15/31, Callable: 07/15/30 (b)(e)			65,000		55,981
EQT Corp.
3.900%, due 10/01/27, Callable: 07/01/27			67,000		61,975
3.625%, due 05/15/31, Callable: 05/15/30 (b)(e)			350,000		294,000
Hess Midstream Operations LP
5.125%, due 06/15/28, Callable: 10/30/23 (b)(e)			20,000		18,425
4.250%, due 02/15/30, Callable: 02/15/25 (b)			85,000		72,250
Hilcorp Energy I LP
5.750%, due 02/01/29, Callable: 02/01/24 (b)			50,000		45,063
Kinder Morgan Energy Partners LP
6.950%, due 01/15/38			90,000		92,885
Kinder Morgan, Inc.
5.300%, due 12/01/34, Callable: 06/01/34			55,000		50,486
Kinetik Holdings LP
5.875%, due 06/15/30, Callable: 06/15/25 (b)			25,000		23,391
Matador Resources Co.
6.875%, due 04/15/28, Callable: 04/15/25 (b)			25,000		24,500
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26, Callable: 10/30/23 (b)			25,000		24,188
Murphy Oil Corp.
6.375%, due 07/15/28, Callable: 07/15/24			25,000		24,500
NGL Energy Operating LLC
7.500%, due 02/01/26, Callable: 10/30/23 (b)			35,000		34,606
Northern Oil and Gas, Inc.
8.750%, due 06/15/31, Callable: 06/15/26 (b)			25,000		25,469
Occidental Petroleum Corp.
3.400%, due 04/15/26, Callable: 01/15/26			47,000		44,062
3.200%, due 08/15/26, Callable: 06/15/26			31,000		28,365
6.625%, due 09/01/30, Callable: 03/01/30			245,000		248,063
6.125%, due 01/01/31, Callable: 07/01/30			155,000		152,481
7.500%, due 05/01/31			70,000		74,151
Ovintiv, Inc.
6.500%, due 08/15/34			190,000		186,278
6.500%, due 02/01/38			115,000		109,737
Permian Resources Operating LLC
5.875%, due 07/01/29, Callable: 07/01/24 (b)			25,000		23,500
Phillips 66 Co.
4.950%, due 12/01/27, Callable: 11/01/27			40,000		39,137
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27, Callable: 09/15/26			85,000		82,433
Sitio Royalties Operating Partnership LP
7.875%, due 11/01/28, Callable: 11/01/25 (b)			5,000		5,013
Southwestern Energy Co.
5.950%, due 01/23/25, Callable: 10/23/24			3,000		2,955
5.375%, due 02/01/29, Callable: 02/01/24			60,000		55,125
4.750%, due 02/01/32, Callable: 02/01/27			30,000		25,725
SunCoke Energy, Inc.
4.875%, due 06/30/29, Callable: 06/30/24 (b)			40,000		33,850
Sunoco LP
6.000%, due 04/15/27, Callable: 10/30/23			35,000		33,819
4.500%, due 05/15/29, Callable: 05/15/24			40,000		35,100
The Williams Cos., Inc.
3.500%, due 11/15/30, Callable: 08/15/30			30,000		25,890
Transcontinental Gas Pipe Line Co. LLC
3.250%, due 05/15/30, Callable: 02/15/30			30,000		25,899
Venture Global LNG, Inc.
8.125%, due 06/01/28, Callable: 06/01/25 (b)			45,000		44,437
8.375%, due 06/01/31, Callable: 06/01/26 (b)			15,000		14,794
Western Midstream Operating LP
4.050%, due 02/01/30, Callable: 11/01/29			210,000		183,225
					4,442,607
Financial - 4.4%
Air Lease Corp.
1.875%, due 08/15/26, Callable: 07/15/26			90,000		79,916
Alexandria Real Estate Equities, Inc.
3.000%, due 05/18/51, Callable: 11/18/50			150,000		84,999
Alliant Holdings Intermediate LLC
6.750%, due 10/15/27, Callable: 10/30/23 (b)			30,000		27,900
Ally Financial, Inc.
6.700%, due 02/14/33, Callable: 11/16/32			25,000		21,678
American Express Co.
5.850%, due 11/05/27, Callable: 10/05/27			90,000		90,476
American Tower Corp.
1.950%, due 05/22/26, Callable: 02/22/26	EUR		100,000		99,385
0.500%, due 01/15/28, Callable: 10/15/27	EUR		100,000		89,585
5.550%, due 07/15/33, Callable: 04/15/33			$95,000		90,241
AmWINS Group, Inc.
4.875%, due 06/30/29, Callable: 06/30/24 (b)			40,000		34,900
Aretec Escrow Issuer, Inc.
7.500%, due 04/01/29, Callable: 04/01/24 (b)			25,000		22,187
Athene Global Funding
5.873%, due 08/19/24 (SOFR Index + 0.560%) (a)(b)			180,000		178,078
Bank of America Corp.
3.384%, due 04/02/26, Callable: 04/02/25 (SOFR Rate + 1.330%) (a)			250,000		239,630
2.651%, due 03/11/32, Callable: 03/11/31 (SOFR Rate + 1.220%) (a)			4,000		3,152
2.687%, due 04/22/32, Callable: 04/22/31 (SOFR Rate + 1.320%) (a)			10,000		7,870
2.299%, due 07/21/32, Callable: 07/21/31 (SOFR Rate + 1.220%) (a)			2,000		1,518
4.571%, due 04/27/33, Callable: 04/27/32 (SOFR Rate + 1.830%) (a)			5,000		4,463
5.288%, due 04/25/34, Callable: 04/25/33 (SOFR Rate + 1.910%) (a)			15,000		14,058
5.872%, due 09/15/34, Callable: 09/15/33 (SOFR Rate + 1.840%) (a)			47,000		45,751
2.482%, due 09/21/36, Callable: 09/21/31 (5 Year CMT Rate + 1.200%) (a)			195,000		142,353
3.846%, due 03/08/37, Callable: 03/08/32 (5 Year CMT Rate + 2.000%) (a)			5,000		4,062
4.375%, Perpetual, Callable: 01/27/27 (5 Year CMT Rate + 2.760%) (a)			30,000		25,125
Berkshire Hathaway Finance Corp.
2.375%, due 06/19/39, Callable: 03/19/39	GBP		120,000		97,785
Berkshire Hathaway, Inc.
0.000%, due 03/12/25, Callable: 02/12/25	EUR		200,000		199,772
Boston Properties LP
2.750%, due 10/01/26, Callable: 07/01/26			$28,000		25,118
BroadStreet Partners, Inc.
5.875%, due 04/15/29, Callable: 04/15/24 (b)			25,000		21,844
Capital One Financial Corp.
4.166%, due 05/09/25, Callable: 05/09/24 (SOFR Rate + 1.370%) (a)			203,000		199,417
Chubb INA Holdings, Inc.
0.300%, due 12/15/24, Callable: 11/15/24	EUR		160,000		161,306
Citigroup, Inc.
3.057%, due 01/25/33, Callable: 01/25/32 (SOFR Rate + 1.351%) (a)			$170,000		134,382
Corebridge Financial, Inc.
6.875%, due 12/15/52, Callable: 09/15/27 (5 Year CMT Rate + 3.846%) (a)			87,000		83,654
Crown Castle, Inc.
3.650%, due 09/01/27, Callable: 06/01/27			100,000		92,018
2.900%, due 04/01/41, Callable: 10/01/40			40,000		25,547
Equinix, Inc.
3.900%, due 04/15/32, Callable: 01/15/32			50,000		42,900
2.950%, due 09/15/51, Callable: 03/15/51			95,000		54,362
Freedom Mortgage Corp.
8.250%, due 04/15/25, Callable: 10/13/23 (b)			15,000		15,019
6.625%, due 01/15/27, Callable: 01/15/24 (b)			10,000		8,787
GTCR AP Finance, Inc.
8.000%, due 05/15/27, Callable: 10/30/23 (b)			30,000		29,400
Host Hotels & Resorts LP
3.375%, due 12/15/29, Callable: 09/15/29			65,000		54,552
3.500%, due 09/15/30, Callable: 06/15/30			175,000		145,817
HUB International Ltd.
7.250%, due 06/15/30, Callable: 06/15/26 (b)			15,000		14,944
Icahn Enterprises LP
5.250%, due 05/15/27, Callable: 11/15/26			25,000		21,937
Invitation Homes Operating Partnership LP
2.700%, due 01/15/34, Callable: 10/15/33			125,000		91,255
Iron Mountain, Inc.
7.000%, due 02/15/29, Callable: 08/15/25 (b)			45,000		44,044
4.500%, due 02/15/31, Callable: 02/15/26 (b)			20,000		16,500
JPMorgan Chase & Co.
2.083%, due 04/22/26, Callable: 04/22/25 (SOFR Rate + 1.850%) (a)			500,000		468,082
4.851%, due 07/25/28, Callable: 07/25/27 (SOFR Rate + 1.990%) (a)			50,000		48,154
2.963%, due 01/25/33, Callable: 01/25/32 (SOFR Rate + 1.260%) (a)			220,000		174,744
KeyCorp
2.550%, due 10/01/29			19,000		14,786
4.789%, due 06/01/33, Callable: 06/01/32 (SOFR Index + 2.060%) (a)			74,000		61,738
Ladder Capital Finance Holdings LLLP
4.750%, due 06/15/29, Callable: 06/15/24 (b)			25,000		20,156
MetLife, Inc.
5.250%, due 01/15/54, Callable: 07/15/53			95,000		84,745
Morgan Stanley
2.188%, due 04/28/26, Callable: 04/28/25 (SOFR Rate + 1.990%) (a)			611,000		574,017
0.985%, due 12/10/26, Callable: 12/10/25 (SOFR Rate + 0.720%) (a)			499,000		444,697
5.250%, due 04/21/34, Callable: 04/21/33 (SOFR Rate + 1.870%) (a)			37,000		34,432
5.424%, due 07/21/34, Callable: 07/21/33 (SOFR Rate + 1.880%) (a)			8,000		7,578
2.484%, due 09/16/36, Callable: 09/16/31 (SOFR Rate + 1.360%) (a)			220,000		159,637
MPT Operating Partnership LP
3.500%, due 03/15/31, Callable: 03/15/26			25,000		15,625
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30, Callable: 12/15/25 (b)			25,000		20,468
5.750%, due 11/15/31, Callable: 11/15/26 (b)			45,000		37,294
Navient Corp.
5.000%, due 03/15/27, Callable: 09/15/26			20,000		17,975
4.875%, due 03/15/28, Callable: 06/15/27			25,000		21,219
Northern Trust Corp.
3.375%, due 05/08/32, Callable: 05/08/27 (3 Month U.S. LIBOR + 1.131%) (a)			5,000		4,409
6.125%, due 11/02/32, Callable: 08/02/32			2,000		1,969
OneMain Finance Corp.
6.625%, due 01/15/28, Callable: 07/15/27			65,000		59,881
Park Intermediate Holdings LLC
5.875%, due 10/01/28, Callable: 10/30/23 (b)			25,000		22,688
4.875%, due 05/15/29, Callable: 05/15/24 (b)			40,000		34,050
PennyMac Financial Services, Inc.
4.250%, due 02/15/29, Callable: 02/15/24 (b)			45,000		36,563
PRA Group, Inc.
5.000%, due 10/01/29, Callable: 10/01/24 (b)			25,000		19,063
Realogy Group LLC
5.750%, due 01/15/29, Callable: 01/15/24 (b)			25,000		18,000
5.250%, due 04/15/30, Callable: 04/15/25 (b)			25,000		17,375
RHP Hotel Properties LP
7.250%, due 07/15/28, Callable: 07/15/25 (b)			25,000		24,656
Santander Holdings USA, Inc.
2.490%, due 01/06/28, Callable: 01/06/27 (SOFR Rate + 1.249%) (a)			105,000		90,654
SBA Communications Corp.
3.875%, due 02/15/27, Callable: 10/10/23			390,000		357,825
3.125%, due 02/01/29, Callable: 02/01/24			220,000		183,496
Synchrony Financial
2.875%, due 10/28/31, Callable: 07/28/31			200,000		142,585
The Goldman Sachs Group, Inc.
0.250%, due 01/26/28, Callable: 10/26/27	EUR		15,000		13,392
5.608%, due 09/10/27, Callable: 09/10/26 (SOFR Rate + 0.820%) (a)			185,000		182,501
2.000%, due 11/01/28	EUR		63,000		59,814
The PNC Financial Services Group, Inc.
6.250%, Perpetual, Callable: 03/15/30 (7 Year CMT Rate + 2.808%) (a)			$234,000		200,948
6.000%, Perpetual, Callable: 05/15/27 (5 Year CMT Rate + 3.000%) (a)			46,000		40,422
Truist Financial Corp.
5.867%, due 06/08/34, Callable: 06/08/33 (SOFR Rate + 2.361%) (a)(e)			41,000		38,506
4.800%, Perpetual, Callable: 09/01/24 (5 Year CMT Rate + 3.003%) (a)			25,000		21,500
5.100%, Perpetual, Callable: 03/01/30 (10 Year CMT Rate + 4.349%) (a)			34,000		28,942
United Wholesale Mortgage LLC
5.750%, due 06/15/27, Callable: 06/15/24 (b)			25,000		22,625
Uniti Group LP
10.500%, due 02/15/28, Callable: 09/15/25 (b)			25,000		24,438
US Bancorp
0.850%, due 06/07/24	EUR		192,000		197,669
3.700%, Perpetual, Callable: 01/15/27 (5 Year CMT Rate + 2.541%) (a)			$195,000		142,669
VICI Properties LP
4.625%, due 12/01/29, Callable: 12/01/24 (b)			105,000		93,188
4.125%, due 08/15/30, Callable: 02/15/25 (b)			165,000		140,250
5.125%, due 05/15/32, Callable: 02/15/32			175,000		156,406
Wells Fargo & Co.
4.540%, due 08/15/26, Callable: 08/15/25 (SOFR Rate + 1.560%) (a)			519,000		503,768
4.808%, due 07/25/28, Callable: 07/25/27 (SOFR Rate + 1.980%) (a)			35,000		33,380
5.574%, due 07/25/29, Callable: 07/25/28 (SOFR Rate + 1.740%) (a)			115,000		112,141
5.389%, due 04/24/34, Callable: 04/24/33 (SOFR Rate + 2.020%) (a)			53,000		49,851
5.557%, due 07/25/34, Callable: 07/25/33 (SOFR Rate + 1.990%) (a)			27,000		25,624
Welltower OP LLC
2.050%, due 01/15/29, Callable: 11/15/28			110,000		90,945
Willis North America, Inc.
4.500%, due 09/15/28, Callable: 06/15/28			95,000		89,014
XHR LP
4.875%, due 06/01/29, Callable: 06/01/24 (b)			25,000		21,250
					8,395,491
Industrial - 1.6%
Advanced Drainage Systems, Inc.
6.375%, due 06/15/30, Callable: 07/15/25 (b)			55,000		52,731
AECOM
5.125%, due 03/15/27, Callable: 12/15/26			255,000		240,975
Ball Corp.
6.875%, due 03/15/28, Callable: 11/15/24			265,000		266,987
2.875%, due 08/15/30, Callable: 05/15/30			380,000		300,675
Berry Global, Inc.
5.625%, due 07/15/27, Callable: 10/30/23 (b)			95,000		91,437
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 02/01/26, Callable: 10/30/23 (b)			25,000		23,875
Builders FirstSource, Inc.
5.000%, due 03/01/30, Callable: 03/01/25 (b)			25,000		22,313
6.375%, due 06/15/32, Callable: 06/15/27 (b)			25,000		23,531
Chart Industries, Inc.
7.500%, due 01/01/30, Callable: 01/01/26 (b)			25,000		25,125
Clean Harbors, Inc.
6.375%, due 02/01/31, Callable: 02/01/26 (b)			25,000		24,312
CSX Corp.
3.800%, due 11/01/46, Callable: 05/01/46			115,000		84,037
Emerald Debt Merger Sub LLC
6.625%, due 12/15/30, Callable: 06/15/26 (b)			25,000		24,125
Energizer Holdings, Inc.
4.750%, due 06/15/28, Callable: 10/30/23 (b)			25,000		21,594
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28, Callable: 05/01/24 (b)			25,000		22,594
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29, Callable: 06/01/24 (b)			25,000		20,594
GrafTech Finance, Inc.
4.625%, due 12/15/28, Callable: 12/15/23 (b)			25,000		19,281
Graham Packaging Co., Inc.
7.125%, due 08/15/28, Callable: 10/30/23 (b)			25,000		21,000
Griffon Corp.
5.750%, due 03/01/28, Callable: 10/30/23			30,000		27,225
Howmet Aerospace, Inc.
5.900%, due 02/01/27			25,000		24,531
Imola Merger Corp.
4.750%, due 05/15/29, Callable: 05/15/24 (b)			25,000		21,906
John Deere Capital Corp.
4.700%, due 06/10/30			90,000		86,513
Lima Metro Line 2 Finance Ltd.
5.875%, due 07/05/34			90,323		87,049
Madison IAQ LLC
4.125%, due 06/30/28, Callable: 06/30/24 (b)			30,000		25,612
Maxim Crane Works Holdings Capital LLC
11.500%, due 09/01/28, Callable: 09/01/25 (b)			25,000		24,313
New Enterprise Stone & Lime Co., Inc.
9.750%, due 07/15/28, Callable: 10/30/23 (b)			25,000		24,688
Owens Corning
4.400%, due 01/30/48, Callable: 07/30/47			110,000		83,506
Owens-Brockway Glass Container, Inc.
7.250%, due 05/15/31, Callable: 05/15/26 (b)			25,000		24,406
Packaging Corp of America
3.000%, due 12/15/29, Callable: 09/15/29			105,000		89,930
Pactiv Evergreen Group Issuer LLC
4.375%, due 10/15/28, Callable: 10/15/24 (b)			30,000		26,175
Parker-Hannifin Corp.
4.250%, due 09/15/27, Callable: 08/15/27			45,000		42,953
Penske Truck Leasing Co. LP
4.200%, due 04/01/27, Callable: 01/01/27 (b)			95,000		88,444
PGT Innovations, Inc.
4.375%, due 10/01/29, Callable: 10/01/24 (b)			25,000		23,031
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29, Callable: 10/15/24 (b)			25,000		21,594
Sealed Air Corp.
4.000%, due 12/01/27, Callable: 09/01/27 (b)			25,000		22,375
5.000%, due 04/15/29, Callable: 04/15/25 (b)			100,000		90,250
Sensata Technologies, Inc.
3.750%, due 02/15/31, Callable: 02/15/26 (b)			25,000		20,188
Standard Industries, Inc.
3.375%, due 01/15/31, Callable: 07/15/25 (b)			25,000		19,281
Summit Materials LLC
5.250%, due 01/15/29, Callable: 10/10/23 (b)			25,000		22,781
The Boeing Co.
2.950%, due 02/01/30, Callable: 11/01/29			105,000		88,002
5.150%, due 05/01/30, Callable: 02/01/30			485,000		462,929
5.805%, due 05/01/50, Callable: 11/01/49			145,000		132,504
TransDigm, Inc.
5.500%, due 11/15/27, Callable: 10/30/23			60,000		56,250
Trident TPI Holdings, Inc.
12.750%, due 12/31/28, Callable: 12/31/25 (b)			25,000		26,094
Veralto Corp.
5.350%, due 09/18/28, Callable: 08/18/28 (b)			90,000		88,942
Weekley Homes LLC
4.875%, due 09/15/28, Callable: 10/30/23 (b)			25,000		21,563
WRKCo, Inc.
3.750%, due 03/15/25, Callable: 01/15/25			95,000		92,066
					3,150,287
Technology - 1.0%
AthenaHealth Group, Inc.
6.500%, due 02/15/30, Callable: 02/15/25 (b)			35,000		29,225
Broadcom, Inc.
3.500%, due 02/15/41, Callable: 08/15/40 (b)			255,000		177,001
CDW LLC
4.250%, due 04/01/28, Callable: 10/30/23			40,000		36,400
Central Parent LLC
8.000%, due 06/15/29, Callable: 06/15/25 (b)			20,000		20,000
Clarivate Science Holdings Corp.
4.875%, due 07/01/29, Callable: 06/30/24 (b)(e)			25,000		21,250
Cloud Software Group, Inc.
6.500%, due 03/31/29, Callable: 09/30/25 (b)			25,000		22,000
Consensus Cloud Solutions, Inc.
6.500%, due 10/15/28, Callable: 10/15/26 (b)			25,000		21,375
Dell International LLC
8.350%, due 07/15/46, Callable: 01/15/46			110,000		128,687
Entegris, Inc.
3.625%, due 05/01/29, Callable: 05/01/24 (b)(e)			25,000		21,187
Fidelity National Information Services, Inc.
1.500%, due 05/21/27, Callable: 02/21/27	EUR		210,000		201,246
1.000%, due 12/03/28, Callable: 09/03/28	EUR		100,000		89,805
Fiserv, Inc.
1.125%, due 07/01/27, Callable: 04/01/27	EUR		100,000		94,803
Intuit, Inc.
5.500%, due 09/15/53, Callable: 03/15/53			$90,000		86,686
Marvell Technology, Inc.
5.950%, due 09/15/33, Callable: 06/15/33			90,000		88,312
McAfee Corp.
7.375%, due 02/15/30, Callable: 02/15/25 (b)			25,000		20,906
MSCI, Inc.
3.625%, due 09/01/30, Callable: 03/01/25 (b)			340,000		284,325
3.875%, due 02/15/31, Callable: 06/01/25 (b)			155,000		130,781
3.625%, due 11/01/31, Callable: 11/01/26 (b)			161,000		131,618
3.250%, due 08/15/33, Callable: 08/15/27 (b)			80,000		61,600
NCR Atleos Escrow Corp.
9.500%, due 04/01/29, Callable: 10/01/26 (b)			25,000		24,187
NetApp, Inc.
1.875%, due 06/22/25, Callable: 05/22/25			95,000		88,830
Oracle Corp.
6.250%, due 11/09/32, Callable: 08/09/32			45,000		45,570
3.800%, due 11/15/37, Callable: 05/15/37			35,000		26,758
3.600%, due 04/01/50, Callable: 10/01/49			110,000		71,086
Rackspace Technology Global, Inc.
5.375%, due 12/01/28, Callable: 12/01/23 (b)			5,000		1,550
Virtusa Corp.
7.125%, due 12/15/28, Callable: 12/15/23 (b)			25,000		20,156
Workday, Inc.
3.700%, due 04/01/29, Callable: 02/01/29			100,000		90,383
					2,035,727
Utilities - 1.5%
Adani Transmission Step-One Ltd.
4.250%, due 05/21/36			163,000		121,843
AEP Transmission Co. LLC
5.400%, due 03/15/53, Callable: 09/15/52			35,000		32,487
American Water Capital Corp. CVRT
3.625%, due 06/15/26 (b)			190,000		183,747
Brazos Securitization LLC
5.014%, due 09/01/31 (b)			183,698		177,950
5.413%, due 09/01/50 (b)			200,000		185,233
Calpine Corp.
4.625%, due 02/01/29, Callable: 02/01/24 (b)			15,000		12,525
CenterPoint Energy, Inc. CVRT
4.250%, due 08/15/26 (b)			210,000		204,933
Dominion Energy, Inc.
4.650%, Perpetual, Callable: 12/15/24 (5 Year CMT Rate + 2.993%) (a)			128,000		116,160
DPL, Inc.
4.125%, due 07/01/25, Callable: 04/01/25			225,000		213,187
Duke Energy Carolinas LLC
3.550%, due 03/15/52, Callable: 09/15/51			40,000		27,283
Duke Energy Corp.
4.875%, Perpetual, Callable: 09/16/24 (5 Year CMT Rate + 3.388%) (a)			51,000		49,598
Essential Utilities, Inc.
2.704%, due 04/15/30, Callable: 01/15/30			105,000		86,453
Exelon Corp.
5.150%, due 03/15/28, Callable: 02/15/28			55,000		53,859
4.100%, due 03/15/52, Callable: 09/15/51			35,000		25,348
FirstEnergy Corp.
4.150%, due 07/15/27, Callable: 04/15/27			185,000		171,784
7.375%, due 11/15/31			255,000		277,420
Monongahela Power Co.
5.400%, due 12/15/43, Callable: 06/15/43 (b)			85,000		75,232
National Rural Utilities Cooperative Finance Corp.
4.800%, due 03/15/28, Callable: 02/15/28			40,000		38,965
8.541%, due 04/30/43, Callable: 10/30/23 (3 Month SOFR Rate + 3.172%) (a)			125,000		122,812
NextEra Energy Capital Holdings, Inc.
5.650%, due 05/01/79, Callable: 05/01/29 (3 Month U.S. LIBOR + 3.156%) (a)			110,000		101,750
NRG Energy, Inc.
3.625%, due 02/15/31, Callable: 02/15/26 (b)			40,000		30,350
Pacific Gas and Electric Co.
2.500%, due 02/01/31, Callable: 11/01/30			115,000		87,485
Pike Corp.
5.500%, due 09/01/28, Callable: 10/30/23 (b)			30,000		26,250
South Jersey Industries, Inc.
5.020%, due 04/15/31			109,000		80,630
The AES Corp.
3.950%, due 07/15/30, Callable: 04/15/30 (b)			30,000		25,862
The Brooklyn Union Gas Co.
4.487%, due 03/04/49, Callable: 09/04/48 (b)			95,000		67,177
The Southern Co.
4.000%, due 01/15/51, Callable: 10/15/25 (5 Year CMT Rate + 3.733%) (a)			130,000		120,412
3.750%, due 09/15/51, Callable: 06/15/26 (5 Year CMT Rate + 2.915%) (a)			110,000		96,175
Vistra Operations Co. LLC
5.625%, due 02/15/27, Callable: 10/10/23 (b)			25,000		23,625
7.750%, due 10/15/31, Callable: 10/15/26 (b)			20,000		19,700
					2,856,235
Total Corporate Bonds (Cost $43,504,230)					38,539,365

FOREIGN BONDS - 21.7%
Australia - 0.9%
Asian Development Bank
3.000%, due 10/14/26	AUD		130,000		79,970
Australia Government Bond
0.500%, due 09/21/26	AUD		155,000		89,854
1.000%, due 12/21/30	AUD		150,000		76,899
Inter-American Development Bank
2.750%, due 10/30/25	AUD		115,000		71,321
2.700%, due 01/29/26	AUD		135,000		83,229
International Finance Corp.
3.600%, due 02/24/26	AUD		310,000		194,991
Macquarie Group Ltd.
5.108%, due 08/09/26, Callable: 08/09/25 (SOFR Rate + 2.208%) (a)(b)			$110,000		108,316
New South Wales Treasury Corp.
1.250%, due 03/20/25	AUD		210,000		129,084
1.500%, due 02/20/32	AUD		455,000		224,588
3.000%, due 05/20/27	AUD		140,000		86,083
2.000%, due 03/08/33	AUD		175,000		87,178
Nufarm Australia Ltd.
5.000%, due 01/27/30, Callable: 01/27/25 (b)			$25,000		22,031
Queensland Treasury Corp.
2.750%, due 08/20/27 (b)	AUD		190,000		115,463
Treasury Corp of Victoria
2.250%, due 11/20/34	AUD		150,000		72,400
Western Australian Treasury Corp.
1.500%, due 10/22/30	AUD		355,000		185,887
Westpac Banking Corp.
3.020%, due 11/18/36, Callable: 11/18/31 (5 Year CMT Rate + 1.530%) (a)			$120,000		88,773
					1,716,067
Austria - 0.1%
Republic of Austria Government Bond
0.500%, due 02/20/29 (b)	EUR		140,000		128,299

Bermuda - 0.2%
Digicel Group Holdings Ltd.
8.000%, due 04/01/25, Callable: 10/16/23 (b)(d)			$50,603		12,094
Digicel Group Holdings Ltd. CVRT
7.000%, due 12/29/49, Callable: 10/16/23 (b)(d)			102,354		10,747
NCL Corp Ltd.
5.875%, due 02/15/27, Callable: 02/15/24 (b)			30,000		28,350
7.750%, due 02/15/29, Callable: 11/15/28 (b)			25,000		23,188
Triton Container International Ltd.
3.250%, due 03/15/32, Callable: 12/15/31			110,000		82,585
Viking Cruises Ltd.
5.875%, due 09/15/27, Callable: 10/30/23 (b)			45,000		41,006
9.125%, due 07/15/31, Callable: 07/15/26 (b)			65,000		64,838
Weatherford International Ltd.
6.500%, due 09/15/28, Callable: 09/15/24 (b)			30,000		29,925
					292,733
Brazil - 0.7%
Banco do Estado do Rio Grande do Sul SA
5.375%, due 01/28/31, Callable: 01/28/26 (5 Year CMT Rate + 4.928%) (a)			200,000		183,486
Brazil Notas do Tesouro Nacional Serie B
6.000%, due 08/15/50	BRL		190		160,243
Brazil Notas do Tesouro Nacional Serie F
10.000%, due 01/01/25	BRL		2,790		549,095
10.000%, due 01/01/27	BRL		325		63,078
Globo Comunicacao e Participacoes SA
5.500%, due 01/14/32 (b)			$200,000		164,000
Itau Unibanco Holding SA
4.625%, Perpetual, Callable: 02/27/25 (5 Year CMT Rate + 3.222%) (a)			200,000		163,858
					1,283,760
Britain - 1.1%
Lloyds Banking Group PLC
8.000%, Perpetual, Callable: 09/27/29 (5 Year CMT Rate + 3.913%) (a)			319,000		283,431
MARB BondCo PLC
3.950%, due 01/29/31, Callable: 01/29/26 (b)			200,000		148,185
3.950%, due 01/29/31, Callable: 01/29/26			200,000		146,477
Nordic Investment Bank
1.875%, due 04/10/24	NOK		980,000		90,203
Royalty Pharma PLC
3.300%, due 09/02/40, Callable: 03/02/40			$140,000		91,674
United Kingdom Gilt
0.250%, due 01/31/25	GBP		75,000		86,173
4.250%, due 12/07/27	GBP		160,000		194,319
Vedanta Resources Finance II PLC
9.250%, due 04/23/26, Callable: 10/30/23 (b)			$200,000		130,000
Virgin Media Finance PLC
5.000%, due 07/15/30, Callable: 07/15/25 (b)			200,000		157,750
Virgin Media Secured Finance PLC
5.500%, due 05/15/29, Callable: 05/15/24 (b)			276,000		245,295
4.500%, due 08/15/30, Callable: 08/15/25 (b)			200,000		163,905
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31, Callable: 01/31/26 (b)	EUR		150,000		129,600
4.250%, due 01/31/31, Callable: 01/31/26 (b)			$215,000		170,656
					2,037,668
Canada - 3.3%
1011778 BC ULC
3.875%, due 01/15/28, Callable: 10/30/23 (b)			167,000		150,091
3.500%, due 02/15/29, Callable: 02/15/24 (b)			336,000		288,120
4.000%, due 10/15/30, Callable: 10/15/25 (b)			476,000		395,675
1375209 BC Ltd.
9.000%, due 01/30/28, Callable: 10/10/23 (b)			3,000		2,970
Air Canada CVRT
4.000%, due 07/01/25 (e)			100,000		113,304
Bank of Montreal
3.803%, due 12/15/32, Callable: 12/15/27 (5 Year USD Swap Rate + 1.432%) (a)			105,000		91,034
7.325%, due 11/26/82, Callable: 11/26/27 (5 Year Canadian Government Bond Rate + 4.098%) (a)	CAD		270,000		193,319
Bausch Health Cos., Inc.
6.125%, due 02/01/27, Callable: 02/01/24 (b)			$20,000		12,550
11.000%, due 09/30/28 (b)			5,000		3,375
14.000%, due 10/15/30, Callable: 10/15/25 (b)			1,000		590
Bombardier, Inc.
7.875%, due 04/15/27, Callable: 10/30/23 (b)			10,000		9,725
7.500%, due 02/01/29, Callable: 02/01/26 (b)			15,000		14,213
Canadian Government Bond
1.500%, due 09/01/24	CAD		25,000		17,822
1.250%, due 03/01/25	CAD		465,000		325,224
0.500%, due 12/01/30	CAD		165,000		94,639
2.750%, due 06/01/33	CAD		275,000		181,864
Cascades, Inc.
5.375%, due 01/15/28, Callable: 10/30/23 (b)			$25,000		23,031
Cenovus Energy, Inc.
3.500%, due 02/07/28, Callable: 12/07/27	CAD		100,000		67,624
5.250%, due 06/15/37, Callable: 12/15/36			$17,000		15,105
6.750%, due 11/15/39			434,000		434,850
5.400%, due 06/15/47, Callable: 12/15/46			92,000		78,905
CPPIB Capital, Inc.
2.250%, due 12/01/31 (b)	CAD		145,000		88,819
Emera, Inc.
6.750%, due 06/15/76, Callable: 06/15/26 (3 Month U.S. LIBOR + 5.440%) (a)			$260,000		247,650
Enbridge, Inc.
3.125%, due 11/15/29, Callable: 08/15/29			175,000		151,044
Enerflex Ltd.
9.000%, due 10/15/27, Callable: 10/15/24 (b)			25,000		24,688
Garda World Security Corp.
6.000%, due 06/01/29, Callable: 06/01/24 (b)			35,000		28,306
GFL Environmental, Inc.
4.000%, due 08/01/28, Callable: 10/10/23 (b)			25,000		21,750
Hudbay Minerals, Inc.
4.500%, due 04/01/26, Callable: 10/30/23 (b)			25,000		23,313
Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28, Callable: 10/30/23 (b)			25,000		21,781
Inter-American Development Bank
4.600%, due 03/01/29	CAD		120,000		88,415
International Bank for Reconstruction & Development
1.900%, due 01/16/25	CAD		130,000		91,740
5.000%, due 06/22/26	NZD		365,000		214,853
1.800%, due 01/19/27	CAD		145,000		97,015
4.250%, due 09/18/30	CAD		95,000		68,449
Mattamy Group Corp.
4.625%, due 03/01/30, Callable: 03/01/25 (b)			$45,000		38,313
Open Text Corp.
3.875%, due 02/15/28, Callable: 10/30/23 (b)			25,000		21,750
Parkland Corp.
4.500%, due 10/01/29, Callable: 10/01/24 (b)			40,000		34,300
Province of Alberta Canada
0.625%, due 04/18/25	EUR		100,000		100,732
Province of British Columbia Canada
4.200%, due 07/06/33			$145,000		135,960
Province of Ontario Canada
1.350%, due 12/02/30	CAD		560,000		329,193
3.450%, due 06/02/45	CAD		210,000		124,001
Province of Quebec Canada
1.500%, due 12/15/23	GBP		105,000		127,045
0.200%, due 04/07/25	EUR		100,000		100,114
4.500%, due 09/08/33			153,000		146,658
Royal Bank of Canada
4.200%, Perpetual, Callable: 02/24/27 (5 Year Canadian Government Rate + 2.710%) (a)	CAD		200,000		109,715
Superior Plus LP
4.500%, due 03/15/29, Callable: 03/15/24 (b)			$40,000		34,600
Taseko Mines Ltd.
7.000%, due 02/15/26, Callable: 10/30/23 (b)			25,000		23,469
The Bank of Nova Scotia
3.450%, due 04/11/25			185,000		178,012
8.625%, due 10/27/82, Callable: 10/27/27 (5 Year CMT Rate + 4.389%) (a)			200,000		198,503
The Toronto-Dominion Bank
2.667%, due 09/09/25	CAD		264,000		183,159
4.693%, due 09/15/27			$190,000		182,317
8.125%, due 10/31/82, Callable: 10/31/27 (5 Year CMT Rate + 4.075%) (a)			205,000		204,357
TransAlta Corp.
7.750%, due 11/15/29, Callable: 11/15/25			25,000		25,344
TransCanada PipeLines Ltd.
4.100%, due 04/15/30, Callable: 01/15/30			310,000		276,108
					6,255,503
Cayman Islands - 0.9%
American Airlines, Inc.
5.500%, due 04/20/26 (b)			201,667		197,129
5.750%, due 04/20/29 (b)			200,000		185,500
Avolon Holdings Funding Ltd.
3.250%, due 02/15/27, Callable: 12/15/26 (b)			175,000		155,566
Bioceanico Sovereign Certificate Ltd.
0.000%, due 06/05/34			133,586		92,675
Cosan Overseas Ltd.
8.250%, Perpetual, Callable: 11/05/23			200,000		199,250
CSN Inova Ventures
6.750%, due 01/28/28, Callable: 01/28/24 (b)			200,000		185,000
Delta Air Lines, Inc.
4.750%, due 10/20/28 (b)			655,000		619,936
Global Aircraft Leasing Co. Ltd.
7.250%, due 09/15/24, Callable: 10/30/23 (b)			50,072		47,694
Rutas 2 and 7 Finance Ltd.
0.000%, due 09/30/36			173,333		110,500
Transocean Poseidon Ltd.
6.875%, due 02/01/27, Callable: 10/30/23 (b)			33,750		33,244
					1,826,494
Chile - 0.3%
Agrosuper SA
4.600%, due 01/20/32, Callable: 10/20/31 (e)			150,000		120,375
CAP SA
3.900%, due 04/27/31, Callable: 01/27/31			200,000		149,000
Chile Electricity PEC SpA
0.000%, due 01/25/28 (b)			200,000		154,398
Empresa Electrica Angamos SA
4.875%, due 05/25/29			104,300		91,263
Empresa Electrica Cochrane SpA
5.500%, due 05/14/27			120,160		111,786
					626,822
China - 0.1%
China Government Bond
2.690%, due 08/12/26	CNY		910,000		125,593
The Asian Infrastructure Investment Bank
0.200%, due 12/15/25	GBP		125,000		136,609
					262,202
Colombia - 0.8%
Banco GNB Sudameris SA
7.051%, due 04/03/27, Callable: Currently (5 Year CMT Rate + 4.561%) (a)			$50,000		47,173
Bancolombia SA
4.625%, due 12/18/29, Callable: 12/18/24 (5 Year CMT Rate + 2.944%) (a)			200,000		171,624
Colombia Government International Bond
3.250%, due 04/22/32, Callable: 01/22/32			205,000		147,321
5.000%, due 06/15/45, Callable: 12/15/44			200,000		130,926
4.125%, due 05/15/51, Callable: 11/15/50 (e)			200,000		111,189
Ecopetrol SA
5.375%, due 06/26/26, Callable: 03/26/26			45,000		43,144
6.875%, due 04/29/30, Callable: 01/29/30			145,000		131,950
4.625%, due 11/02/31, Callable: 08/02/31			140,000		106,575
5.875%, due 05/28/45			95,000		62,700
5.875%, due 11/02/51, Callable: 05/02/51			300,000		190,500
Empresas Publicas de Medellin ESP
4.375%, due 02/15/31, Callable: 11/15/30			400,000		306,206
Oleoducto Central SA
4.000%, due 07/14/27, Callable: 05/14/27			200,000		177,377
					1,626,685
Denmark - 0.2%
Danske Bank A/S
6.466%, due 01/09/26, Callable: 01/09/25 (1 Year CMT Rate + 2.100%) (a)(b)			200,000		199,752
Nordic Investment Bank
3.000%, due 08/23/27	NOK		1,060,000		93,780
					293,532
Finland - 0.0% (f)
Kuntarahoitus Oyj
6.000%, due 01/10/25 (3 Month NIBOR + 1.250%) (a)	NOK		1,000,000		94,914
France - 0.0% (f)
Engie SA
0.375%, due 06/21/27, Callable: 03/20/27	EUR		100,000		92,791
Germany - 0.4%
Bundesrepublik Deutschland Bundesanleihe
0.000%, due 11/15/27	EUR		140,000		132,204
0.000%, due 02/15/31	EUR		140,000		121,436
0.000%, due 02/15/32	EUR		372,000		313,367
0.000%, due 05/15/35	EUR		105,000		79,579
3.250%, due 07/04/42	EUR		55,000		59,901
E.ON SE
0.375%, due 09/29/27, Callable: 06/29/27	EUR		65,000		60,018
Kreditanstalt fuer Wiederaufbau
2.875%, due 02/17/27	NOK		430,000		38,181
					804,686
Greece - 0.0% (f)
Hellenic Republic Government Bond
2.000%, due 04/22/27 (b)	EUR		75,000		74,826
Guatemala - 0.2%
Banco Industrial SA
4.875%, due 01/29/31, Callable: 01/29/26 (5 Year CMT Rate + 4.442%) (a)			$150,000		138,375
CT Trust
5.125%, due 02/03/32, Callable: 02/03/27			200,000		157,250
					295,625
India - 0.4%
Adani International Container Terminal Pvt Ltd.
3.000%, due 02/16/31, Callable: 08/18/30			183,000		137,479
Adani Ports & Special Economic Zone Ltd.
3.828%, due 02/02/32, Callable: 08/02/31			300,000		211,875
Export-Import Bank of India
3.875%, due 02/01/28 (b)			200,000		184,874
Indian Railway Finance Corp. Ltd.
3.249%, due 02/13/30 (b)			200,000		168,851
Indonesia Government International Bond
1.100%, due 03/12/33	EUR		100,000		75,696
					778,775
Indonesia - 1.5%
Indonesia Asahan Aluminium Persero PT		$
4.750%, due 05/15/25, Callable: 04/15/25 (b)			225,000		219,938
Indonesia Government International Bond
3.850%, due 10/15/30			200,000		178,775
3.050%, due 03/12/51			200,000		129,022
Indonesia Treasury Bond
6.500%, due 06/15/25	IDR		6,704,000,000		435,033
8.375%, due 09/15/26	IDR		1,606,000,000		109,360
5.125%, due 04/15/27	IDR		1,385,000,000		85,905
6.375%, due 08/15/28	IDR		5,707,000,000		366,201
9.000%, due 03/15/29	IDR		1,457,000,000		104,380
8.750%, due 05/15/31	IDR		3,000,000,000		216,376
6.375%, due 04/15/32	IDR		3,726,000,000		234,457
6.625%, due 05/15/33	IDR		1,779,000,000		113,289
7.500%, due 06/15/35	IDR		1,015,000,000		68,466
7.500%, due 05/15/38	IDR		1,447,000,000		98,224
International Finance Corp.
6.300%, due 11/25/24	INR		11,510,000		137,368
Perusahaan Penerbit SBSN Indonesia III
4.150%, due 03/29/27 (b)			$200,000		192,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125%, due 05/15/27 (b)			250,000		234,688
					2,923,482
Ireland - 0.3%
Ardagh Metal Packaging Finance USA LLC
3.250%, due 09/01/28, Callable: 05/15/24 (b)			200,000		166,500
C&W Senior Financing DAC
6.875%, due 09/15/27, Callable: 10/09/23			200,000		176,250
Ireland Government Bond
1.100%, due 05/15/29	EUR		45,000		42,605
Johnson Controls International PLC
0.375%, due 09/15/27, Callable: 07/15/27	EUR		100,000		91,248
LCPR Senior Secured Financing DAC
5.125%, due 07/15/29, Callable: 07/15/24 (b)			$200,000		161,500
					638,103
Israel - 0.3%
Bank Hapoalim B.M.
3.255%, due 01/21/32			200,000		170,966
Bank Leumi Le-Israel BM
3.275%, due 01/29/31, Callable: 01/29/26 (5 Year CMT Rate + 1.631%) (a)(b)			200,000		178,660
Israel Electric Corp. Ltd.
3.750%, due 02/22/32 (b)			200,000		164,170
					513,796
Italy - 0.1%
Republic of Italy Government International Bond
1.250%, due 02/17/26			200,000		179,648

Japan - 0.3%
Japan Government Five Year Bond
0.100%, due 06/20/25	JPY		49,300,000		330,380
0.005%, due 03/20/27	JPY		25,000,000		166,410
					496,790
Jersey - 0.1%
Adient Global Holdings Ltd.
8.250%, due 04/15/31, Callable: 04/15/26 (b)			$25,000		25,000
Galaxy Pipeline Assets Bidco Ltd.
2.160%, due 03/31/34 (b)			169,888		141,286
					166,286
Liberia - 0.2%
Royal Caribbean Cruises Ltd.
5.375%, due 07/15/27, Callable: 10/15/26 (b)			25,000		23,062
11.625%, due 08/15/27, Callable: 08/15/24 (b)			60,000		65,100
5.500%, due 04/01/28, Callable: 10/01/27 (b)			240,000		219,300
					307,462
Luxembourg - 1.0%
Allergan Funding SCS
1.250%, due 06/01/24, Callable: 03/01/24	EUR		100,000		102,818
2.625%, due 11/15/28, Callable: 08/15/28	EUR		100,000		95,489
DH Europe Finance II Sarl
0.450%, due 03/18/28, Callable: 12/18/27	EUR		210,000		191,096
European Investment Bank
0.250%, due 01/20/32	EUR		230,000		188,924
International Bank for Reconstruction & Development
1.250%, due 03/16/26	NOK		620,000		53,588
1.200%, due 08/08/34	EUR		360,000		302,372
International Development Association
1.750%, due 02/17/27	NOK		540,000		46,146
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31 (b)			$193,250		147,354
Millicom International Cellular SA
6.250%, due 03/25/29, Callable: 03/25/24			180,000		152,550
Petrorio Luxembourg Trading Sarl
6.125%, due 06/09/26, Callable: 06/09/24 (b)			200,000		193,250
Rede D'or Finance Sarl
4.950%, due 01/17/28, Callable: 10/17/27 (b)			200,000		182,250
Simpar Europe SA
5.200%, due 01/26/31, Callable: 01/26/26			200,000		160,000
Telecom Italia Capital SA
6.375%, due 11/15/33			25,000		21,563
Trinseo Materials Operating SCA
5.125%, due 04/01/29, Callable: 04/01/24 (b)			20,000		10,450
					1,847,850
Malaysia - 0.5%
Malaysia Government Bond
3.882%, due 03/14/25	MYR		646,000		138,519
3.906%, due 07/15/26	MYR		535,000		114,924
3.900%, due 11/30/26	MYR		360,000		77,358
3.899%, due 11/16/27	MYR		805,000		172,665
3.733%, due 06/15/28	MYR		400,000		85,005
4.498%, due 04/15/30	MYR		640,000		141,008
3.844%, due 04/15/33	MYR		980,000		205,922
3.828%, due 07/05/34	MYR		360,000		75,031
					1,010,432
Malta - 0.0% (f)
VistaJet Malta Finance PLC
6.375%, due 02/01/30, Callable: 02/01/25 (b)			$25,000		19,281
Mauritius - 0.3%
Greenko Wind Projects Mauritius Ltd.
5.500%, due 04/06/25, Callable: 04/06/24 (b)			205,000		196,544
Network i2i Ltd.
5.650%, Perpetual, Callable: 01/15/25 (5 Year CMT Rate + 4.274%) (a)			200,000		194,000
UPL Corp. Ltd.
4.625%, due 06/16/30			200,000		161,250
					551,794
Mexico - 1.8%
Banco Mercantil del Norte SA
6.625%, Perpetual, Callable: 01/24/32 (10 Year CMT Rate + 5.034%) (a)(e)			300,000		237,555
Banco Nacional de Comercio Exterior SNC
2.720%, due 08/11/31, Callable: 08/11/26 (5 Year CMT Rate + 2.000%) (a)			200,000		164,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7.715%, due 10/01/28, Callable: Currently (5 Year CMT Rate + 2.995%) (a)			200,000		198,000
BBVA Bancomer SA
5.350%, due 11/12/29, Callable: 11/12/24 (5 Year CMT Rate + 3.000%) (a)(e)			200,000		193,556
Becle SAB de CV
2.500%, due 10/14/31, Callable: 07/14/31 (b)			205,000		154,609
Cemex SAB de CV
3.875%, due 07/11/31, Callable: 07/11/26 (b)			200,000		167,000
5.125%, Perpetual, Callable: 06/08/26 (5 Year CMT Rate + 4.534%) (a)			200,000		187,250
Mexican Bonos
5.000%, due 03/06/25	MXN		42,340		226,053
7.750%, due 05/29/31	MXN		211,100		1,099,764
7.500%, due 05/26/33	MXN		75,600		379,734
Mexico Government International Bond
3.500%, due 02/12/34, Callable: 11/12/33			$350,000		273,306
Petroleos Mexicanos
6.750%, due 09/21/47			200,000		118,000
Unifin Financiera SAB de CV
8.875%, Perpetual, Callable: 01/29/25 (5 Year CMT Rate + 6.308%) (a)(d)			200,000		500
					3,399,827
Netherlands - 0.8%
Airbus SE
1.625%, due 06/09/30, Callable: 03/09/30	EUR		100,000		91,189
Braskem Netherlands Finance BV
5.875%, due 01/31/50 (b)			$200,000		142,750
8.500%, due 01/23/81, Callable: 10/24/25 (5 Year CMT Rate + 8.220%) (a)			200,000		197,250
Greenko Dutch BV
3.850%, due 03/29/26, Callable: 10/30/23 (b)			188,000		169,200
Minejesa Capital BV
5.625%, due 08/10/37			400,000		307,000
Mong Duong Finance Holdings BV
5.125%, due 05/07/29, Callable: 10/30/23			250,000		225,312
MV24 Capital BV
6.748%, due 06/01/34			168,118		147,524
NXP BV
3.875%, due 06/18/26, Callable: 04/18/26			190,000		180,723
VTR Finance NV
6.375%, due 07/15/28, Callable: 10/30/23			200,000		77,000
					1,537,948
New Zealand - 0.7%
International Finance Corp.
0.375%, due 09/10/25	NZD		250,000		134,934
New Zealand Government Bond
0.500%, due 05/15/24	NZD		435,000		252,437
2.750%, due 04/15/25	NZD		150,000		85,975
0.500%, due 05/15/26	NZD		390,000		205,629
4.500%, due 04/15/27	NZD		145,000		84,415
3.500%, due 04/14/33	NZD		665,000		344,519
New Zealand Local Government Funding Agency Bond
3.500%, due 04/14/33	NZD		220,000		108,106
3.000%, due 05/15/35	NZD		215,000		95,960
					1,311,975
Norway - 0.7%
Aker BP ASA
3.750%, due 01/15/30, Callable: 10/15/29 (b)			$185,000		159,573
Kommunalbanken AS
5.250%, due 07/15/24	AUD		108,000		69,816
4.250%, due 07/16/25	AUD		184,000		117,438
Nordea Eiendomskreditt AS
5.070%, due 06/19/24 (3 Month NIBOR + 0.340%) (a)	NOK		1,000,000		93,665
Norway Government Bond
1.750%, due 03/13/25 (b)	NOK		2,230,000		201,222
1.750%, due 02/17/27 (b)	NOK		700,000		60,572
1.250%, due 09/17/31 (b)	NOK		2,425,000		184,387
2.125%, due 05/18/32 (b)	NOK		2,470,000		199,650
Var Energi ASA
7.500%, due 01/15/28, Callable: 12/15/27 (b)			$200,000		204,998
					1,291,321
Panama - 0.6%
Carnival Corp.
5.750%, due 03/01/27, Callable: 12/01/26 (b)			275,000		248,187
Carnival Corp. CVRT
5.750%, due 12/01/27 (b)			170,000		227,317
Global Bank Corp.
5.250%, due 04/16/29, Callable: 04/16/28 (3 Month U.S. LIBOR + 3.300%)(a)			200,000		183,700
Multibank, Inc.
7.750%, due 02/03/28, Callable: 01/03/28 (b)			200,000		201,250
Panama Government International Bond
4.300%, due 04/29/53			300,000		197,625
UEP Penonome II SA
6.500%, due 10/01/38			181,512		136,588
					1,194,667
Peru - 0.3%
Banco de Credito del Peru S.A.
3.125%, due 07/01/30, Callable: 07/01/25 (5 Year CMT Rate + 3.000%) (a)			100,000		91,558
Banco Internacional del Peru SAA Interbank
6.625%, due 03/19/29, Callable: 03/19/24 (3 Month U.S. LIBOR Rate + 5.760%) (a)			50,000		49,063
4.000%, due 07/08/30, Callable: 07/08/25 (5 Year CMT Rate + 3.711%) (a)			200,000		184,000
Corp. Financiera de Desarrollo SA
5.250%, due 07/15/29, Callable: 07/15/24 (3 Month U.S. LIBOR + 5.605%) (a)			200,000		194,750
Petroleos del Peru SA
4.750%, due 06/19/32			200,000		140,280
					659,651
Philippines - 0.6%
Philippine Government Bond
2.625%, due 08/12/25	PHP		18,365,000		303,264
3.625%, due 09/09/25	PHP		6,865,000		115,313
6.125%, due 08/22/28	PHP		10,645,000		186,755
6.750%, due 09/15/32	PHP		9,250,000		165,262
8.000%, due 09/30/35	PHP		3,300,000		65,070
Philippine Government International Bond
0.875%, due 05/17/27	EUR		285,000		266,644
6.250%, due 01/14/36	PHP		5,000,000		84,205
					1,186,513
Puerto Rico - 0.1%
Popular, Inc.
7.250%, due 03/13/28, Callable: 02/13/28			$160,000		160,249
Qatar - 0.1%
QatarEnergy Trading LLC
2.250%, due 07/12/31, Callable: 04/12/31 (b)			235,000		187,521
Singapore - 0.7%
DBS Group Holdings Ltd.
1.822%, due 03/10/31, Callable: 03/10/26 (5 Year CMT Rate + 1.100%) (a)			200,000		180,874
LLPL Capital Pte Ltd.
6.875%, due 02/04/39 (b)			241,380		214,828
Medco Oak Tree Pte Ltd.
7.375%, due 05/14/26, Callable: 10/30/23 (b)			220,000		218,075
Oversea-Chinese Banking Corp Ltd.
1.832%, due 09/10/30, Callable: 09/10/25 (5 Year CMT Rate + 1.580%) (a)			200,000		183,695
Pfizer Investment Enterprises Pte Ltd.
4.750%, due 05/19/33, Callable: 02/19/33			80,000		75,767
Singapore Government Bond
2.375%, due 06/01/25	SGD		5,000		3,577
1.250%, due 11/01/26	SGD		95,000		64,891
3.375%, due 09/01/33	SGD		265,000		193,444
United Overseas Bank Ltd.
1.750%, due 03/16/31, Callable: 03/16/26 (5 Year CMT Rate + 1.520%) (a)			$200,000		179,778
					1,314,929
South Africa - 0.3%
Republic of South Africa Government Bond
8.875%, due 02/28/35	ZAR		12,025,000		501,224
Republic of South Africa Government International Bond
4.300%, due 10/12/28			$200,000		172,750
					673,974
South Korea - 0.6%
Korea Treasury Bond
2.375%, due 03/10/27	KRW		804,700,000		566,558
2.125%, due 06/10/27	KRW		293,300,000		203,915
3.125%, due 09/10/27	KRW		103,300,000		74,313
1.375%, due 12/10/29	KRW		116,600,000		74,053
4.250%, due 12/10/32	KRW		178,720,000		134,672
3.250%, due 06/10/33	KRW		207,000,000		144,028
					1,197,539
Spain - 0.2%
AI Candelaria Spain SA
7.500%, due 12/15/28, Callable: 09/15/28 (e)			$220,833		202,615
Cellnex Telecom SA
1.875%, due 06/26/29, Callable: 03/26/29	EUR		100,000		89,663
					292,278
United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.875%, due 04/16/50 (b)			$200,000		149,358
Total Foreign Bonds (Cost $46,802,382)					41,704,056

BANK LOANS - 4.3% (a)(g)
1011778 BC ULC
7.574%, due 09/30/30, Callable: 10/29/23 (1 Month SOFR Rate + 2.250%)			571,292		569,806
AAdvantage Loyalty IP Ltd.
10.338%, due 04/20/28, Callable: 03/24/24 (3 Month SOFR Rate + 4.750%)			251,750		259,791
Abe Investment Holdings, Inc.
9.990%, due 02/19/26, Callable: 10/29/23 (3 Month SOFR Rate + 4.500%)			24,848		24,948
Access CIG LLC
10.316%, due 08/15/28, Callable: 10/29/23 (1 Month SOFR Rate + 5.000%)			10,000		9,888
Acrisure LLC
9.681%, due 02/15/27, Callable: 10/29/23 (1 Month U.S. LIBOR + 4.250%)			98,250		98,219
Acrisure LLC
8.931%, due 02/16/27, Callable: 10/29/23 (1 Month U.S. LIBOR + 3.500%)			34,910		34,492
ADMI Corp.
9.181%, due 12/23/27 (1 Month SOFR Rate + 3.750%)			34,911		32,654
Air Canada
9.128%, due 08/11/28, Callable: 10/29/23 (3 Month SOFR Rate + 3.500%)			79,000		79,165
Alliant Holdings Intermediate LLC
8.831%, due 11/09/25, Callable: 10/29/23 (1 Month SOFR Rate + 3.500%)			39,700		39,681
Allied Universal Holdco LLC
9.166%, due 05/12/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.750%)			94,565		91,497
Allspring Buyer LLC
8.949%, due 04/21/28, Callable: 10/29/23 (3 Month SOFR Rate + 3.250%)			100,486		99,669
Altice France SA
10.808%, due 08/15/28, Callable: 10/29/23 (3 Month SOFR Rate + 5.500%)			19,950		18,117
Ascend Learning LLC
8.916%, due 11/18/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.500%)			156,541		149,705
Astra Acquisition Corp.
10.902%, due 10/22/28, Callable: Currently (3 Month SOFR Rate + 5.250%)			91,939		69,460
AthenaHealth Group, Inc.
8.568%, due 01/26/29, Callable: 10/29/23 (1 Month SOFR Rate + 3.250%)			66,458		65,399
Aveanna Healthcare LLC
9.272%, due 06/30/28, Callable: 10/29/23 (3 Month SOFR Rate + 3.750%)			119,139		107,608
Bausch + Lomb Corp.
8.755%, due 05/05/27, Callable: 10/29/23 (3 Month SOFR Rate + 3.250%)			132,923		129,452
Berry Global, Inc.
7.293%, due 07/01/26, Callable: 10/29/23 (3 Month SOFR Rate + 1.750%)			395,327		395,764
Boxer Parent Co., Inc.
9.181%, due 10/02/25, Callable: 10/29/23 (1 Month SOFR Rate + 3.750%)			66,638		66,647
Caesars Entertainment, Inc.
8.666%, due 02/28/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.250%)			54,725		54,811
Camelot US Acquisition LLC
8.431%, due 10/30/26, Callable: 10/29/23 (1 Month SOFR Rate + 3.000%)			90,688		90,650
Carnival Corp.
8.681%, due 10/31/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.250%)			152,039		151,532
Castle US Holding Corp.
9.434%, due 01/27/27, Callable: 10/29/23 (3 Month SOFR Rate + 3.750%)			105,084		83,110
Cengage Learning, Inc.
10.323%, due 07/14/26, Callable: 10/29/23 (3 Month SOFR Rate + 4.750%)			77,820		77,576
Charter Communications Operating LLC
7.116%, due 02/01/27, Callable: 10/29/23 (3 Month SOFR Rate + 1.750%)			478,494		478,526
7.081%, due 02/01/27, Callable: 10/29/23 (1 Month SOFR Rate + 1.750%)			1,246		1,246
Charter Next Generation, Inc.
9.181%, due 12/01/27 (1 Month SOFR Rate + 3.750%)			68,250		67,724
CHG Healthcare Services, Inc.
8.681%, due 10/31/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.250%)			64,670		64,483
Clarios Global LP
9.066%, due 04/17/30, Callable: 10/29/23 (1 Month SOFR Rate + 3.750%)			115,000		114,947
Cornerstone OnDemand, Inc.
9.181%, due 10/31/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.750%)			38,879		37,026
CQP Holdco LP
8.990%, due 06/05/28, Callable: 10/29/23 (3 Month SOFR Rate + 3.500%)			130,577		130,859
CSC Holdings LLC
7.947%, due 04/15/27, Callable: 10/29/23 (1 Month SOFR Rate + 2.500%)			25,000		22,719
Dcert Buyer, Inc.
9.331%, due 10/16/26, Callable: 10/29/23 (3 Month SOFR Rate + 4.000%)			63,163		62,869
Delta 2 Lux Sarl
8.316%, due 01/15/30, Callable: 10/29/23 (1 Month SOFR Rate + 3.000%)			120,000		120,135
Directv Financing LLC
10.431%, due 08/02/27, Callable: 10/29/23 (1 Month SOFR Rate + 5.000%)			31,943		31,291
Dynasty Acquisition Co., Inc.
9.316%, due 08/31/38, Callable: 10/29/23 (1 Month SOFR Rate + 4.000%)			69,825		69,767
EAB Global, Inc.
8.872%, due 06/25/28, Callable: 10/29/23 (6 Month U.S. LIBOR + 3.500%)			77,932		77,493
EG Finco Ltd.
9.549%, due 02/07/25, Callable: 10/29/23 (SOFR Rate + 4.000%)			25,419		25,175
Envision Healthcare Corp.
8.992%, due 03/31/27 (3 Month SOFR Rate + 3.750%) (d)			32,368		146
Envision Healthcare Corp.
9.492%, due 03/31/27 (3 Month SOFR Rate + 4.250%)			13,244		3,087
Fertitta Entertainment LLC
9.316%, due 01/31/29, Callable: 10/29/23 (1 Month SOFR Rate + 4.000%)			133,411		132,293
Gainwell Acquisition Corp.
9.490%, due 08/17/27, Callable: 10/29/23 (3 Month SOFR Rate + 4.000%)			156,669		153,242
Genesys Cloud Services Holdings II LLC
9.431%, due 12/01/27, Callable: 10/29/23 (1 Month SOFR Rate + 4.000%)			153,084		153,389
Gogo Intermediate Holdings LLC
9.181%, due 04/28/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.750%)			54,572		54,519
Gray Television, Inc.
8.444%, due 11/30/28, Callable: Currently (1 Month SOFR Rate + 3.000%)			32,964		32,222
Great Outdoors Group LLC
9.402%, due 03/31/28, Callable: 10/29/23 (3 Month SOFR Rate + 3.750%)			100,475		100,395
Grifols Worldwide Operations USA, Inc.
7.416%, due 11/08/27, Callable: 10/29/23 (1 Month SOFR Rate + 2.000%)			75,000		73,838
GTCR W Merger Sub
3.750%, due 09/21/30 ( 1 Month SOFR Rate + 3.000%)			95,000		95,035
H-Food Holdings LLC
9.269%, due 05/17/25, Callable: 10/29/23 (6 Month U.S. LIBOR + 3.688%)			20,879		18,301
Hunter Douglas, Inc.
8.891%, due 02/09/29, Callable: 10/29/23 (3 Month SOFR Rate + 3.500%)			123,115		120,191
Intelsat Jackson Holdings SA
9.772%, due 12/08/28, Callable: 10/29/23 (3 Month SOFR Rate + 4.250%)			89,460		89,373
ION Trading Finance Ltd.
10.240%, due 03/31/28, Callable: 10/29/23 (3 Month SOFR Rate + 4.750%)			80,600		79,668
IRB Holding Corp.
8.416%, due 12/15/27, Callable: 10/29/23 (1 Month SOFR Rate + 3.000%)			49,622		49,500
Jazz Financing Lux Sarl
8.931%, due 05/05/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.500%)			130,723		130,769
Kronos Acquisition Holdings, Inc.
9.402%, due 12/22/26, Callable: 10/29/23 (3 Month SOFR Rate + 3.750%)			33,115		33,013
LifePoint Health, Inc.
11.168%, due 11/16/28 (1 Month SOFR Rate + 5.500%)			130,000		126,100
LifePoint Health, Inc.
9.377%, due 11/14/25, Callable: 10/29/23 (3 Month SOFR Rate + 3.750%)			43,915		43,892
Lummus Technology Holdings V LLC
8.931%, due 06/30/27, Callable: 10/29/23 (1 Month SOFR Rate + 3.500%)			78,620		78,527
McAfee Corp.
9.180%, due 02/02/29, Callable: 10/29/23 (1 Month SOFR Rate + 3.750%)			39,277		38,430
Medline Borrower LP
8.681%, due 09/29/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.250%)			129,306		129,107
Mileage Plus Holdings LLC
10.798%, due 07/30/27, Callable: 10/29/23 (3 Month SOFR Rate + 5.250%)			144,167		149,999
Mirion Technologies US, Inc.
8.402%, due 10/05/28, Callable: 10/29/23 (3 Month SOFR Rate + 2.750%)			62,767		62,801
Olympus Water US Holding Corp.
9.402%, due 09/21/28, Callable: 10/29/23 (3 Month SOFR Rate + 3.750%)			83,513		82,528
OneDigital Borrower LLC
9.666%, due 11/16/27 (1 Month SOFR Rate + 4.250%)			154,510		154,574
Packers Holdings LLC
8.674%, due 03/06/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.250%)			20,572		12,388
Peraton Corp.
9.166%, due 02/01/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.750%)			119,118		119,019
Perrigo Investments LLC
7.666%, due 04/06/29, Callable: 10/29/23 (1 Month SOFR Rate + 2.250%)			44,773		44,675
PetSmart LLC
9.166%, due 02/11/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.750%)			73,500		73,388
PG&E Corp.
8.431%, due 06/23/25, Callable: 10/29/23 (1 Month SOFR Rate + 3.000%)			72,563		72,729
Pretium PKG Holdings, Inc.
9.530%, due 09/22/28, Callable: 10/29/23 (3 Month U.S. LIBOR + 4.000%)			66,941		41,529
9.441%, due 09/22/28, Callable: 10/29/23 (1 Month U.S. LIBOR + 4.000%)			21,484		13,329
Proofpoint, Inc.
8.681%, due 06/09/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.250%)			137,550		136,585
Pug LLC
8.931%, due 01/29/27, Callable: 10/29/23 (1 Month SOFR Rate + 3.500%)			84,343		79,862
Radiate Holdco LLC
8.681%, due 09/25/26, Callable: 10/29/23 (1 Month SOFR Rate + 3.250%)			43,468		35,719
Radiology Partners, Inc.
10.179%, due 07/09/25, Callable: 10/29/23 (6 Month SOFR Rate + 4.250%)			19,167		14,521
Rentpath, Inc.
8.000%, due 04/25/24 (Prime + 4.750%) (d)			3,634		55
Scientific Games Holdings LP
8.768%, due 02/03/29, Callable: 10/29/23 (3 Month SOFR Rate + 3.500%)			64,749		64,465
Sophia LP
8.916%, due 10/07/27, Callable: 10/29/23 (1 Month U.S. LIBOR + 3.500%)			136,171		136,029
Spin Holdco, Inc.
9.664%, due 03/06/28, Callable: 10/29/23 ((3 Month SOFR Rate + 4.000%)			33,083		28,723
SRS Distribution, Inc.
8.931%, due 06/04/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.500%)			132,982		131,839
Standard Aero Ltd
9.316%, due 08/31/28, Callable: 10/29/23 (1 Month SOFR Rate + 4.000%)			29,925		29,900
Sunset Debt Merger Sub, Inc.
9.431%, due 09/30/28, Callable: 10/29/23 (1 Month SOFR Rate + 4.000%)			54,624		46,624
Tempo Acquisition LLC
8.075%, due 08/31/28, Callable: 10/29/23 (1 Month SOFR Rate + 2.750%)			64,025		64,145
The EW Scripps Co.
7.993%, due 05/01/26, Callable: 10/29/23 (1 Month SOFR Rate + 2.563%)			32,500		32,107
Titan Acquisition Ltd.
8.731%, due 03/28/25, Callable: 10/29/23 (6 Month U.S. LIBOR + 3.000%)			38,322		38,068
TK Elevator US Newco, Inc.
9.381%, due 07/29/27, Callable: 10/29/23 (6 Month SOFR Rate + 3.500%)			131,439		131,308
TricorBraun Holdings, Inc.
8.681%, due 03/03/28, Callable: 10/29/23 (1 Month SOFR Rate + 3.250%)			43,563		42,818
UKG, Inc.
9.219%, due 05/04/26, Callable: 10/29/23 (3 Month SOFR Rate + 3.750%)			64,663		64,674
United Airlines, Inc.
9.182%, due 04/21/28, Callable: 10/29/23 (1 Month U.S. LIBOR + 3.750%)			305,904		306,860
Verscend Holding Corp.
9.431%, due 08/27/25 (1 Month SOFR Rate + 4.000%)			73,306		73,418
Vibrantz Technologies, Inc.
9.698%, due 03/30/29, Callable: 10/29/23 (3 Month SOFR Rate + 4.250%)			44,550		42,165
Virgin Media Bristol
8.311%, due 03/31/31 (6 Month SOFR Rate + 3.250%)			130,000		127,122
WestJet Airlines Ltd.
8.420%, due 08/07/26, Callable: 10/29/23 (1 Month SOFR Rate + 3.000%)			44,746		43,907
Zayo Group Holdings, Inc.
8.431%, due 03/09/27, Callable: 10/29/23 (1 Month SOFR Rate + 3.000%)			35,000		28,684
Total Bank Loans (Cost $8,474,822)					8,365,495

PREFERRED STOCKS - 0.3%			Shares
Utilities - 0.3%
NextEra Energy, Inc. CVRT			10,150		383,974
The AES Corp. CVRT			2,800		170,800
Total Preferred Stocks (Cost $769,681)					554,774

				Notional
			Contracts	Amount
PURCHASED OTC OPTIONS - 0.4%
Currecny Call Options - 0.0% (f)
Chinese Renminbi, 11/16/23 at 7.40 Counterparty: Standard Chartered Securities N.A.			617,000	$617,000	1,505
Japanese Yen, 9/9/32 at 140.00 Counterparty: BNP Paribas Brokerage Services, Inc.			1,058,600	1,058,600	14,268
					15,773
Currency Put Options - 0.0% (f)
Brazilian Real, 10/11/23 at 4.85 Counterparty: Bank of America, San Francisco			619,000	619,000	314
Canadian Dollar, 7/25/24 at 1.3125 Counterparty: Barclays Capital, Inc.			630,000	630,000	5,996
Japanese Yen, 02/27/25 at 107.50 Counterparty: BNP Paribas Brokerage Services, Inc.			$437,000	437,000	1,206
U.S. Dollar, 12/20/23 at 1.05 Counterparty: JPMChase, New York	EUR		125,000	132,156	1,164
					8,680
Equity Put Opitons - 0.4%
iShares iBoxx $ High Yield Corporate Bond ETF,11/17/23 at $69.50 Counterparty: Citigroup			78,291	5,771,613	747,663
iShares iBoxx $ High Yield Corporate Bond ETF,11/17/23 at $70.50 Counterparty: Citigroup			77,292	5,697,966	11,158
					758,821
Total Purchased OTC Options (Cost $109,479)					783,274
			Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.7%
Voya VACS Series EMCD Fund			101,074		825,775
Voya VACS Series EMHCD Fund			152,806		1,494,445
Voya VACS Series HYB Fund			288,948		2,854,806
Total Affiliated Registered Investment Companies (Cost $6,059,570)					5,175,026

Total Investments at Value - 98.6% (Cost $213,928,304)					189,572,290
Other Assets in Excess of Liabilities - 1.4%					2,761,279
Net Assets - 100.0%					$192,333,569

CMT - Constant Maturity U.S. Treasury
CVRT - Convertible Security
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

Percentages are stated as a percent of net assets.

(a) Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2023.
(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2023, the value of these investments was $77,058,192 or 40.0% of total net assets.

(c) Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2023.
(d) Illiquid security. The total fair value of such securities is $2,,381,088 as of September 30, 2023, representing 1.2% of net assets.
(e) This security or a partial position of this security is on loan at September 30, 2023. The total fair value of securities on loan at September 30, 2023, was $1,864,365.
(f) Represents less than 0.1%.
(g)
Rates for bank loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread. Bank loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
INR - Indian Rupee
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
SGD - Singapore Dollar
ZAR - South African Rand

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2023 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS PURCHASED	Contracts	Expiration Date	Amount	Depreciation
2-Year U.S. Treasury Note Future	149	12/29/2023	$29,705,555	$(71,733)
5-Year U.S. Treasury Note Future	189	12/29/2023	18,463,259	(156,209)
Euro Bund Future	1	12/07/2023	105,725	(2,602)
Total Futures Contracts Purchased			$48,274,539	$(230,544)

The average monthly notional amount of futures contracts purchased for Wilshire Income Opportunities Fund during the nine months ended September 30, 2023 was $42,506,092.

				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	1	12/29/2023	$199,375	$538
10-Year U.S. Treasury Note Future	44	12/19/2023	4,280,701	58,671
U.S. Treasury Long Bond Future	17	12/19/2023	1,579,541	96,895
Ultra 10-Year U.S. Treasury Bond Future	34	12/19/2023	3,094,056	72,218
Ultra Long-Term U.S. Treasury Bond Future	21	12/19/2023	1,530,607	183,099
Euro-BTP Future	1	12/07/2023	105,725	3,964
Total Futures Contracts Sold Short			$10,790,005	$415,385

The average monthly notional amount of futures contracts sold short for Wilshire Income Opportunities Fund during the nine months ended September 30, 2023 was $11,384,660.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
September 30, 2023 (Unaudited)

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	11/17/2023	USD	1,559,559	AUD	2,418,663	$(1,621)
Bank of America, San Francisco	11/17/2023	EUR	451,194	USD	477,115	924
Bank of America, San Francisco	11/17/2023	NZD	1,737,684	USD	1,032,079	9,426
Bank of America, San Francisco	11/17/2023	USD	186,186	CAD	251,203	1,111
Bank of America, San Francisco	11/17/2023	USD	364,228	NZD	610,885	(1,914)
Barclays Capital, Inc.	11/17/2023	CAD	665,621	USD	493,104	(2,704)
Barclays Capital, Inc.	11/17/2023	JPY	40,093,221	USD	270,505	10
Barclays Capital, Inc.	1/17/2024	MXN	5,104,061	USD	289,750	(2,382)
Barclays Capital, Inc.	11/17/2023	USD	871,642	EUR	819,996	1,526
Barclays Capital, Inc.	1/17/2024	USD	291,250	MXN	5,159,436	764
BNP Paribas Brokerage Services, Inc.	11/17/2023	AUD	274,580	USD	176,598	246
BNP Paribas Brokerage Services, Inc.	11/17/2023	EUR	723,495	USD	765,084	1,456
BNP Paribas Brokerage Services, Inc.	11/17/2023	GBP	377,775	USD	458,409	2,646
BNP Paribas Brokerage Services, Inc.	10/6/2023	MXN	12,065,482	USD	685,102	6,436
BNP Paribas Brokerage Services, Inc.	11/17/2023	NZD	1,464,940	USD	880,160	(2,128)
BNP Paribas Brokerage Services, Inc.	11/17/2023	SEK	194,131	USD	17,655	151
BNP Paribas Brokerage Services, Inc.	11/17/2023	USD	206,393	AUD	320,258	129
BNP Paribas Brokerage Services, Inc.	11/17/2023	USD	692,454	EUR	653,365	216
BNP Paribas Brokerage Services, Inc.	11/17/2023	USD	215,358	GBP	176,621	(199)
BNP Paribas Brokerage Services, Inc.	10/6/2023	USD	518,649	MXN	9,189,133	(8,030)
BNP Paribas Brokerage Services, Inc.	11/17/2023	USD	270,943	NOK	2,904,562	(973)
BNP Paribas Brokerage Services, Inc.	11/17/2023	USD	451,396	SEK	4,977,465	(5,137)
CIBC, Toronto	1/17/2024	EUR	284,582	USD	305,654	(3,120)
CIBC, Toronto	1/17/2024	USD	180,982	CAD	243,390	1,461
CIBC, Toronto	1/17/2024	USD	720,601	SGD	979,134	577
Citigroup	11/17/2023	CHF	333,079	USD	365,365	484
Citigroup	1/17/2024	EUR	141,461	USD	152,738	(2,354)
Citigroup	1/17/2024	USD	157,857	BRL	792,725	2,241
Citigroup	11/17/2023	USD	128,880	CAD	174,676	186
Citigroup	1/17/2024	USD	365,688	CAD	491,723	3,001
Citigroup	1/17/2024	USD	2,534,696	EUR	2,345,983	40,722
Citigroup	11/17/2023	USD	440,180	JPY	65,220,098	131
Citigroup	10/6/2023	USD	683,548	MXN	11,718,000	11,926
Citigroup	1/17/2024	USD	1,480,603	NZD	2,509,373	(23,372)
Goldman Sachs Bank, USA	11/17/2023	CAD	160,737	USD	118,991	(567)
Goldman Sachs Bank, USA	11/17/2023	CHF	396,997	USD	435,629	426
Goldman Sachs Bank, USA	1/17/2024	EUR	217,813	NOK	2,460,865	781
Goldman Sachs Bank, USA	1/17/2024	EUR	578,750	USD	617,698	(2,439)
Goldman Sachs Bank, USA	11/17/2023	NOK	681,022	USD	63,529	226
Goldman Sachs Bank, USA	11/17/2023	NZD	806,765	USD	483,653	(108)
Goldman Sachs Bank, USA	11/17/2023	SEK	8,637,186	USD	791,126	1,076
Goldman Sachs Bank, USA	10/6/2023	USD	330,590	BRL	1,658,576	1,007
Goldman Sachs Bank, USA	11/17/2023	USD	1,009,827	CAD	1,363,247	5,447
Goldman Sachs Bank, USA	11/17/2023	USD	439,106	EUR	414,562	(121)
Goldman Sachs Bank, USA	1/17/2024	USD	2,534,500	EUR	2,345,825	40,694
Goldman Sachs Bank, USA	1/17/2024	USD	115,000	MXN	2,035,235	413
HSBC Bank, USA	1/17/2024	USD	585,000	CAD	784,918	6,057
HSBC Bank, USA	1/17/2024	USD	767,707	GBP	614,638	17,174
JPMChase, New York	1/17/2024	USD	110,824	CAD	148,561	1,247
JPMChase, New York	1/17/2024	USD	796,427	MXN	14,038,317	6,043
Morgan Stanley Capital	10/12/2023	CAD	119,988	USD	88,765	(408)
Morgan Stanley Capital	11/17/2023	CHF	1,471,679	USD	1,615,501	970
Morgan Stanley Capital	11/17/2023	EUR	665,491	USD	700,779	4,306
Morgan Stanley Capital	1/17/2024	JPY	83,759,973	USD	581,250	(10,134)
Morgan Stanley Capital	11/17/2023	USD	224,710	CAD	304,566	319
Morgan Stanley Capital	1/17/2024	USD	88,902	CAD	119,988	401
Morgan Stanley Capital	11/17/2023	USD	1,942,653	CHF	1,775,431	(7,455)
Morgan Stanley Capital	1/17/2024	USD	620,856	EUR	577,500	6,926
Morgan Stanley Capital	11/17/2023	USD	982,456	JPY	145,684,704	(501)
Morgan Stanley Capital	10/6/2023	USD	149,969	MXN	2,585,040	1,806
Morgan Stanley Capital	1/17/2024	USD	291,250	MXN	5,082,313	5,106
Morgan Stanley Capital	11/17/2023	USD	406,497	NOK	4,332,663	887
Morgan Stanley Capital	11/17/2023	USD	1,267,514	NZD	2,140,920	(15,675)
Morgan Stanley Capital	11/17/2023	USD	340,124	SEK	3,704,318	364
Morgan Stanley Capital	1/17/2024	USD	360,300	SGD	489,621	249
Morgan Stanley Capital	10/6/2003	USD	539,702	ZAR	10,347,889	(6,514)
Royal Bank of Canada, Toronto	11/17/2023	EUR	241,248	NOK	2,720,484	1,349
Royal Bank of Canada, Toronto	11/17/2023	JPY	61,805,368	CAD	580,000	(6,380)
Royal Bank of Canada, Toronto	11/17/2023	USD	1,114,640	CAD	1,506,366	3,567
Royal Bank of Canada, Toronto	11/17/2023	USD	574,115	NOK	6,113,955	768
Standard Chartered Securities N.A.	11/17/2023	AUD	856,712	USD	547,145	4,623
Standard Chartered Securities N.A.	11/17/2023	EUR	157,518	USD	165,562	1,328
Standard Chartered Securities N.A.	11/17/2023	GBP	339,944	USD	412,990	1,896
Standard Chartered Securities N.A.	11/17/2023	JPY	11,892,519	USD	80,082	158
Standard Chartered Securities N.A.	11/17/2023	USD	216,781	AUD	336,378	136
Standard Chartered Securities N.A.	11/17/2023	USD	64,032	CHF	58,700	(443)
Standard Chartered Securities N.A.	11/17/2023	USD	49,039	GBP	40,177	5
State Street Bank, Boston	1/17/2024	CAD	77,221	USD	57,500	(543)
State Street Bank, Boston	1/17/2024	GBP	57,500	CAD	94,366	610
State Street Bank, Boston	1/17/2024	MXN	4,166,074	USD	233,254	1,303
State Street Bank, Boston	1/17/2024	USD	57,500	CAD	77,706	185
State Street Bank, Boston	1/17/2024	USD	116,754	MXN	2,077,818	(231)
State Street Bank, Boston	1/17/2024	USD	2,747,787	SGD	3,721,000	11,482
UBS AG, Stamford	1/17/2024	USD	184,707	CAD	247,823	1,917
						111,569

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singpore Dollar
USD - U.S. Dollar
ZAR - South African Rand

The average monthly notional amount of forward foreign currency contracts purchased and sold for Wilshire Income Opportunities Fund during the nine months ended September 30, 2023 were $47,104,715 and $61,779,686, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
September 30, 2023 (Unaudited)
			Notional
WRITTEN OPTIONS	Counterparty	Contracts	Amount	Value
Currency Call Options
Chinese Renminbi, 11/16/23 at 7.60	Standard Chartered Securities N.A.	617,000	$617,000	$(214)
Japanese Yen, 9/9/27 at 140.00	BNP Paribas Brokerage Services, Inc.	1,058,600	1,058,600	(23,106)
			1,675,600	(23,320)

Currency Put Options
U.S. Dollar, 12/20/23 at 1.02 EUR	JPMChase, New York	125,000	$132,156	$(356)
Brazilian Real, 10/11/23 at 4.70	Bank of America, San Francisco	928,000	928,000	(27)
			1,060,156	(383)

Equity Put Options
iShares iBoxx $ High Yield Corporate Bond ETF, 10/4/23 at $74.00	Citigroup	77,292	$5,697,966	$(49,806)
Total Written Options (Premiums Received $61,525)			$8,433,722	$(73,509)

ETF - Exchange-Traded Fund
EUR - Euro

The average monthly notional amount of written options contracts for Wilshire Income Opportunities Fund during the nine months ended September 30, 2023 was $9,490,835.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS
September 30, 2023 (Unaudited)
						Upfront
						Premium	Unrealized
		Exercise	Expiration	Notional		Received	Appreciation
Counterparty	Description	Rate	Date	Amount	Value	(Paid)	(Depreciation)
Calls Purchased
Bank of America, San Francisco	Interest Rate, SOFR	2.200%	04/25/2024	$1,282,000	$854	$(14,871)	$(14,017)
Bank of America, San Francisco	Interest Rate, SOFR	2.200%	04/25/2024	3,845,000	2,561	(43,833)	(41,272)
Barclays Capital, Inc.	Interest Rate, SOFR	0.000%	05/25/2027	2,436,500	(27,901)	-	(27,901)
Barclays Capital, Inc.	Interest Rate, SOFR	0.000%	06/14/2027	775,000	(5,953)	-	(5,953)
JPMChase, New York	Interest Rate, SOFR	2.208%	05/09/2024	1,282,000	1,017	(14,102)	(13,085)
Calls Written
Bank of America, San Francisco	Interest Rate, SOFR	4.150%	09/03/2024	2,088,000	(14,900)	-	(14,900)
Bank of America, San Francisco	Interest Rate, SOFR	4.160%	09/28/2028	696,000	(24,539)	-	(24,539)
BNP Paribas Brokerage Services, Inc.	Interest Rate, SOFR	4.150%	09/03/2024	4,176,000	(29,800)	-	(29,800)
Barclays Capital, Inc.	Interest Rate, SOFR	3.858%	08/21/2028	3,163,000	(92,983)	-	(92,983)
Barclays Capital, Inc.	Interest Rate, SOFR	4.170%	02/16/2024	2,408,000	(25,460)	11,330	(14,130)
Goldman Sachs Bank, USA	Interest Rate, SOFR	3.900%	06/17/2024	7,026,000	(11,136)	-	(11,136)
Morgan Stanley Capital	Interest Rate, SOFR	3.520%	01/24/2024	4,815,000	(81,773)	20,957	(60,816)
Morgan Stanley Capital	Interest Rate, SOFR	3.525%	08/08/2028	696,000	(16,472)	-	(16,472)
Morgan Stanley Capital	Interest Rate, SOFR	3.800%	06/12/2024	7,026,000	(9,738)	-	(9,738)
Puts Written
Bank of America, San Francisco	Interest Rate, SOFR	4.050%	04/25/2024	3,845,000	(132,691)	42,680	(90,011)
Bank of America, San Francisco	Interest Rate, SOFR	4.050%	04/25/2024	1,282,000	(44,242)	14,871	(29,371)
Bank of America, San Francisco	Interest Rate, SOFR	4.150%	09/03/2024	2,088,000	(14,900)	-	(14,900)
Bank of America, San Francisco	Interest Rate, SOFR	4.160%	09/28/2028	696,000	(24,539)	-	(24,538)
BNP Paribas Brokerage Services, Inc.	Interest Rate, SOFR	4.150%	09/03/2024	4,176,000	(29,800)	-	(29,800)
Barclays Capital, Inc.	Interest Rate, SOFR	3.858%	08/21/2028	3,163,000	(126,216)	-	(126,216)
Barclays Capital, Inc.	Interest Rate, SOFR	4.170%	02/16/2024	2,408,000	(1,055)	11,330	10,275
Goldman Sachs Bank, USA	Interest Rate, SOFR	3.400%	08/29/2025	1,253,000	(10,630)	-	(10,630)
Goldman Sachs Bank, USA	Interest Rate, SOFR	3.900%	06/17/2024	7,026,000	(71,131)	-	(71,131)
JPMChase, New York	Interest Rate, SOFR	4.050%	05/09/2024	1,282,000	(45,078)	14,102	(30,976)
Morgan Stanley Capital	Interest Rate, SOFR	3.520%	01/24/2024	4,815,000	(404)	20,957	20,553
Morgan Stanley Capital	Interest Rate, SOFR	3.525%	08/08/2028	696,000	(32,191)	-	(32,191)
Morgan Stanley Capital	Interest Rate, SOFR	3.800%	06/12/2024	7,026,000	(77,708)	-	(77,708)
Total Interest Rate Swaptions					$(946,806)	$63,421	$(883,385)

SOFR - Secured Overnight Financing Rate.

The average monthly notional amount of swaptions purchased and written for Wilshire Income Opportunities Fund during the nine months ended September 30, 2023 were $9,235,538 and $56,571,469, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED INTEREST RATE SWAPS
September 30, 2023 (Unaudited)

	Pay	Pay					Unrealized
	(Receive)	(Receive)	Termination	Payment	Notional		Appreciation
Counterparty	Floating Rate	Fixed Rate	Date	Frequency	Value	Value	(Depreciation)
Morgan Stanley Capital	SOFR	(3.393%)	08/25/2024	Annually	$7,700,000	$(155,811)	$(155,811)
Morgan Stanley Capital	(SOFR)	3.559%	02/20/2025	At Maturity	987,000	15,082	15,082
Morgan Stanley Capital	(SOFR)	4.073%	02/20/2025	At Maturity	626,000	6,528	6,528
Morgan Stanley Capital	(SOFR)	4.464%	02/20/2025	At Maturity	852,000	5,740	5,740
Morgan Stanley Capital	(SOFR)	4.586%	02/20/2025	At Maturity	1,011,000	5,641	5,641
Morgan Stanley Capital	(SOFR)	4.876%	02/20/2025	At Maturity	457,000	1,300	1,300
Morgan Stanley Capital	(SOFR)	4.784%	02/20/2025	At Maturity	1,252,000	4,649	4,649
Morgan Stanley Capital	(SOFR)	4.757%	02/20/2025	At Maturity	1,059,000	4,203	4,203
Morgan Stanley Capital	(SOFR)	4.806%	02/20/2025	At Maturity	337,000	1,181	1,181
Morgan Stanley Capital	(SOFR)	4.884%	02/20/2025	At Maturity	616,000	1,704	1,704
Morgan Stanley Capital	(SOFR)	4.986%	02/20/2025	At Maturity	659,000	1,187	1,187
Morgan Stanley Capital	(SOFR)	4.976%	02/20/2025	At Maturity	544,000	1,032	1,032
Morgan Stanley Capital	(SOFR)	5.062%	02/20/2025	At Maturity	583,000	632	632
Morgan Stanley Capital	(SOFR)	4.602%	06/20/2025	At Maturity	530,000	1,018	1,018
Morgan Stanley Capital	(SOFR)	4.668%	06/20/2025	At Maturity	578,000	755	755
Morgan Stanley Capital	(SOFR)	4.669%	06/20/2025	At Maturity	1,204,000	1,566	1,566
Morgan Stanley Capital	(SOFR)	4.746%	06/20/2025	At Maturity	770,000	450	450
Morgan Stanley Capital	(SOFR)	4.561%	09/05/2025	At Maturity	451,000	(18)	(18)
Morgan Stanley Capital	(SOFR)	4.807%	06/20/2025	At Maturity	457,000	5	5
Morgan Stanley Capital	(SOFR)	4.552%	09/09/2025	At Maturity	710,000	(49)	(49)
Morgan Stanley Capital	SOFR	(3.759%)	08/11/2033	Annually	158,000	(2,131)	(2,131)
Morgan Stanley Capital	(SOFR)	4.658%	09/05/2025	At Maturity	668,000	(622)	(622)
Morgan Stanley Capital	SOFR	(4.603%)	09/05/2025	At Maturity	459,000	194	194
Morgan Stanley Capital	TIIE	(8.440%)	07/20/2028	28 Days	MXN 13,229,000	(35,278)	(35,278)
Morgan Stanley Capital	CETIP	(10.850%)	01/02/2025	At Maturity	BRL 9,747,671.55	(858)	(858)
							$(141,900)

Total Interest Rate Swap Contracts

CETIP - Brazil Cetip DI Interbank Deposit Overnight Rate.
SOFR - Secured Overnight Financing Rate.
TIIE - Mexican Interbank Equilibrium Interest Rate.

The average monthly notional amount of interest rate swaps for Wilshire Income Opportunities Fund during the nine months ended September 30, 2023 was $34,860,415.

WILSHIRE INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2023:

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	$-	$19,354,070	$-	$19,354,070
Municipal Bonds . . . . . . . . . . . . . . . .	-	1,570,739	-	1,570,739
Agency Mortgage-Backed Obligations . . . . . . .	-	18,568,047	-	18,568,047
Non-Agency Mortgage-Backed Obligations . . .	-	25,777,103	-	25,777,103
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	3,556,219	-	3,556,219
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	13,189,323	-	13,189,323
Collateralized Loan Obligations . . . . . . . . . . . .	-	12,434,799	-	12,434,799
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	38,539,365	-	38,539,365
Foreign Bonds . . . . . . . . . . . . . . . . . . . . . . . .	-	41,704,056	-	41,704,056
Bank Loans . . . . . . . . . . . . . . . . . . . .	-	8,365,495	-	8,365,495
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . .	554,774	-	-	554,774
Purchased OTC Options . . . . . . . . . . . . . . . . . . . .	-	783,274	-	783,274
Affiliated Registered Investment Companies . .	5,175,026	-	-	5,175,026
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$5,729,800	$183,842,490	$-	$189,572,290
Other Financial Instruments**
Asset
Unrealized appreciation on forward currency contracts	$-	$217,022	$-	$217,022
Unrealized appreciation on futures contracts	415,385	-	-	415,385
Unrealized appreciation on swap contracts	-	52,867	-	52,867
Unrealized appreciation on swaption contracts	-	30,828		30,828
Total Assets . . . . . . .	$415,385	$300,717	$-	$716,102

Liabilities
Written Options	$-	$(73,509)	$-	$(73,509)
Unrealized depreciation on forward currency contracts	-	(105,453)	-	(105,453)
Unrealized depreciation on futures contracts	(230,544)	-	-	(230,544)
Unrealized depreciation on swap contracts	-	(194,767)	-	(194,767)
Unrealized depreciation on swaption contracts	-	(914,213)	-	(914,213)
Total Liabilities. . . . . . . . .	$(230,544)	$(1,287,942)	$-	$(1,518,486)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type. Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2023.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire Income Opportunities Fund during the nine months ended September 30, 2023, certain securities held by the Fund are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the nine months ended
September 30, 2023 and the value of such investments as of September 30, 2023 were as follows:

Fund	Value as of December 31, 2022	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2023	Income Distribution	Long-Term Capital Gain Distribution

Voya Floating Rate Fund - Class P . .	$2,578,160	$60,138	$(2,640,874)	$(214,478)	$217,054	$-	$52,258	$-
Voya VACS Series EMCD Fund	796,957	33,126	-	-	(4,308)	825,775	33,784	-
Voya VACS Series EMHCD Fund	1,449,316	76,119	-	-	(30,990)	1,494,445	71,315	-
Voya VACS Series HYB Fund	2,698,231	163,629	-	-	(7,054)	2,854,806	166,270	-
	$7,522,664	$333,012	$(2,640,874)	$(214,478)	$174,702	$5,175,026	$323,627	$-